Securities Act Registration No. 033-47044
 Investment Company Act Registration No. 811-06628

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
___________________________
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 26	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 27 ☒
(Check appropriate box or boxes.)

THE YACKTMAN FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

6300 Bridgepoint Parkway, Building One, Suite 320
Austin, Texas	78730
(Address of Principal Executive Offices)	(Zip Code)

(512) 767-6700
(Registrant’s Telephone Number, including Area Code)

Copy to:

Donald A. Yacktman	Richard L. Teigen
Yacktman Asset Management Co.	Foley & Lardner LLP
6300 Bridgepoint Parkway, Building One, Suite 320	777 East Wisconsin Avenue
Austin, Texas 78730	Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

☒           immediately upon filing pursuant to paragraph (b)

☐           on (date) pursuant to paragraph (b)

☐           60 days after filing pursuant to paragraph (a)(1)

☐           on (date) pursuant to paragraph (a)(1)

☐           75 days after filing pursuant to paragraph (a)(2)

☐           on  (date)  pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS
April 30, 2012

P R O S P E C T U S
April 30, 2012

THE YACKTMAN FUNDS, INC.

6300 Bridgepoint Parkway

Building One, Suite 320

Austin, Texas 78730

1-800-525-8258

The Yacktman Funds are no load mutual funds seeking long-term capital appreciation and, to a lesser extent, current income. The Yacktman Funds are:

▲ The Yacktman Focused Fund – (Ticker Symbol: YAFFX)
▲ The Yacktman Fund – (Ticker Symbol: YACKX)

Please read this Prospectus and keep it for future reference. It contains important information, including information on how The Yacktman Funds invest and the services they offer to shareholders.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

Summary Information	3

Recent Developments	13

Investment Objectives, Strategies and Risks	13

Management of the Funds	15

The Funds’ Share Price	16

Purchasing Shares	17

Redeeming Shares	20

Exchanging Shares	25

Dividends, Distributions and Taxes	25

Financial Highlights	27

To Learn More about the Funds	29

SUMMARY INFORMATION

The Yacktman Focused Fund

Investment Objective
The Fund seeks long-term capital appreciation and, to a lesser extent, current income.

Fund Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load)
Imposed on Purchases	No Sales Charge
Maximum Deferred
Sales Charge (Load)	No Deferred
Sales Charge
Maximum Sales Charge (Load)
Imposed on Reinvested
Dividends and Distributions	No Sales Charge
Redemption Fee
(as a percentage of amount
redeemed within 30 calendar days)	2%
Exchange Fee	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.25%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The example also assumes that your investment has a 5% return each year, and that the Fund’s expenses are equal to the total annual fund operating expenses after fee waiver for the first year and the total annual fund operating expenses for the remaining years.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$127	$397	$686	$1,511

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expense or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2 % of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests in both domestic and foreign equity securities and debt securities.  The Fund may invest up to 20% of its assets in foreign equity securities.  This 20% limit does not apply to investments in the form of American Depositary Receipts (ADRs).

The Fund's investments in equity securities may include common stocks, preferred stocks, convertible preferred stocks, warrants, options and ADRs.  Some, but not all, of the equity securities may pay a dividend.

The Fund's investments in debt securities may include U.S. Treasury notes and bonds, investment

3

 grade corporate debt securities, convertible debt securities and debt securities below investment grade (high yield or junk bonds). The Fund may invest up to 20% of its assets in such debt securities, including junk bonds, in any proportion provided that the total invested does not exceed the 20% threshold.

The Fund’s investment adviser employs a disciplined investment strategy.  The Fund invests in securities of any size company at levels the investment adviser thinks offer an attractive forward rate of return.  The Yacktman Focused Fund is non-diversified.  When the investment adviser purchases stocks, it looks for companies with one or more of the following three attributes: (1) good business; (2) shareholder-oriented management; or (3) low purchase price.  The Fund sells companies that no longer meet its investment criteria, or if better investment opportunities are available.

Principal Risks of Investing in the Fund
Investors in the Fund may lose money.  There are risks associated with investments in the types of securities in which the Fund invests.  These risks include:

▲	Market Risk: The prices of the securities in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged.

▲
Value Investing Risk:  From time to time “value” investing falls out of favor with investors.  When it does, there is the risk that the market will not recognize a company’s improving fundamentals as quickly as it normally would.  During these periods, the Fund’s relative performance may suffer.

▲
Non-Diversification Risk:  The Fund is a non-diversified investment company.  As such it will likely invest in fewer securities than diversified investment companies and its performance may be more volatile.  If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it invested in a greater number of securities.

▲
Smaller-Capitalization Companies Risk:  Smaller-capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger-capitalization companies.  The stocks of smaller-capitalization companies tend to have less trading volume than stocks of larger-capitalization companies.  Less trading volume may make it more difficult for our investment adviser to sell securities of smaller-capitalization companies at quoted market prices.  Finally, there are periods when investing in smaller-capitalization stocks falls out of favor with investors and the stocks of smaller-capitalization companies underperform.

▲
Interest Rate Risk: In general, the value of bonds and other debt securities falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

▲
Credit Risk: The issuers of the bonds and other debt securities held by the Fund may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.

▲	Junk Bond Risk: Although junk bonds generally pay higher rates of interest than investment grade

4

bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund. The major risks of junk bond investments include:

▲
Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

▲
Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the price of junk bonds than on other higher rated fixed-income securities.

▲
Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

▲
Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields, with a corresponding reduction in future income.

▲
Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.

▲	The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

▲
Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

Because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are un-

5

comfortable with an investment that will increase and decrease in value should not invest in the Fund.

Performance Information
The bar chart and table that follow provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year.  The table shows how the Fund’s average annual returns over 1, 5, and 10 years compare with those of a broad measure of market performance.  Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.  Updated performance information is available on the Fund’s website www.yacktman.com, or by calling toll-free at 1-800-525-8258.

THE YACKTMAN FOCUSED FUND
Total Return per Calendar Year

Note: During the ten year period shown on the bar chart, the Fund’s highest total return for a quarter was 36.91% (quarter ended June 30, 2009) and the lowest total return for a quarter was -18.84% (quarter ended December 31, 2008).

Average Annual Total Returns as of
December 31, 201 1
	One	Five	Ten
	Year	Years	Years
The Yacktman
Focused Fund
Return before taxes	7.41%	9.13%	11.39%
Return after taxes
on distributions	7.23%	8.21%	10.44%
Return after taxes
on distributions
and sale of Fund
Shares	5.06%	7.63%	9.85%
S&P 500 (reflects no
deductions for fees,
expenses or taxes)	2.11%	-0.25%	2.92%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after- tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because they include a tax benefit resulting from the capital losses that would have been incurred.

Investment Adviser
Yacktman Asset Management Co. is the investment adviser to the Fund.

Portfolio Managers
Donald A. Yacktman, his son, Stephen Yacktman, and Jason Subotky are the portfolio managers for the Fund.  Donald Yacktman has been a portfolio manager of the Fund since its inception, and he has been President of the investment adviser since its organization in 1992. Stephen Yacktman became a

6

portfolio manager for the Fund in December 2002 and has been employed by the investment adviser since 1993 and a senior vice president of the investment adviser since 2004. Jason Subotky became a portfolio manager for the Fund in December 2009 and has been employed by the investment adviser since 2001 and a vice president of the investment adviser since 2006.

Purchase and Sale of Fund Shares
The minimum initial investment in the Fund’s shares is $2,500.  However, the initial minimum for Individual Retirement Accounts and the Fund’s Automatic Investment Plan is $500.  There is a $100 subsequent investment requirement for the Fund, including for each additional investment made through the Automatic Investment Plan.

You may redeem and purchase shares of the Fund each day the New York Stock Exchange is open.  You may redeem or purchase Fund shares by mail (The Yacktman Funds, Inc., P.O. Box 701, Milwaukee, WI 53201-0701), or by telephone at 1-800-457-6033.  Investors who wish to redeem or purchase shares through a broker-dealer or other financial intermediary should contact the intermediary regarding the hours during which orders may be placed.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  Specifically, the Fund and/or the Fund’s investment adviser may pay fees to broker-dealers and other financial intermediaries to compensate them for the services they provide their customers, to reimburse them for the marketing expenses they incur, or to pay for the opportunity to have them distribute the Fund.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

7

The Yacktman Fund

Investment Objective
The Fund seeks long-term capital appreciation and, to a lesser extent, current income.

Fund Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load)
Imposed on Purchases	No Sales Charge
Maximum Deferred
Sales Charge (Load)	No Deferred
Sales Charge
Maximum Sales Charge (Load)
Imposed on Reinvested
Dividends and Distributions	No Sales Charge
Redemption Fee
(as a percentage of amount
redeemed within 30 calendar days)	2%
Exchange Fee	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.56%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.80%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$82	$255	$444	$990

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expense or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3 % of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests in both domestic and foreign equity securities and debt securities.  The Fund may invest up to 20% of its assets in foreign equity securities.  This 20% limit does not apply to investments in the form of American Depositary Receipts (ADRs).

The Fund's investments in equity securities may include common stocks, preferred stocks, convertible preferred stocks and ADRs.  Some, but not all, of the equity securities may pay a dividend.

The Fund's investments in debt securities may include U.S. Treasury notes and bonds, investment grade corporate debt securities, convertible debt securities and debt securities below investment grade (high yield or junk bonds). The Fund may invest up to 20% of its assets in such debt securities, including junk bonds, in any proportion provided that the total invested does not exceed the 20% threshold.

The Fund’s investment adviser employs a disciplined investment strategy. The Fund invests in securities of any size company at levels the investment

8

adviser thinks offer an attractive forward rate of return.  When the investment adviser purchases stocks, it looks for companies with one or more of the following three attributes: (1) good business; (2) shareholder-oriented management; or (3) low purchase price.  The Fund sells companies that no longer meet its investment criteria, or if better investment opportunities are available.

Principal Risks of Investing in the Fund
Investors in the Fund may lose money. There are risks associated with investments in the types of securities in which the Fund invests. These risks include:

▲	Market Risk: The prices of the securities in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged.

▲
Value Investing Risk: From time to time “value” investing falls out of favor with investors. When it does, there is the risk that the market will not recognize a company’s improving fundamentals as quickly as it normally would. During these periods, the Fund’s relative performance may suffer.

▲
Smaller-Capitalization Companies Risk:  Smaller-capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger-capitalization companies. The stocks of smaller-capitalization companies tend to have less trading volume than stocks of larger-capitalization companies. Less trading volume may make it more difficult for our investment adviser to sell securities of smaller-capitalization companies at quoted market prices. Finally, there are periods when investing in smaller-capitalization stocks falls out of favor with investors and the stocks of smaller-capitalization companies underperform.

▲
Interest Rate Risk: In general, the value of bonds and other debt securities falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

▲
Credit Risk: The issuers of the bonds and other debt securities held by the Fund may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.

▲
Junk Bond Risk: Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund. The major risks of junk bond investments include:

▲
Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

▲
Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the price of junk bonds than on other higher rated fixed-income securities.

9

▲
Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

▲
Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields, with a corresponding reduction in future income.

▲
Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.

▲	The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

▲
Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

Because of these risks the Fund is a suitable investment only for those investors who have longterm investment goals. Prospective investors who are uncomfortable with an investment that will increase and decrease in value should not invest in the Fund.

Performance Information
The bar chart and table that follow provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year.  The table shows how the Fund’s average annual returns over 1, 5, and 10 years compare with those of a broad measure of market performance.  Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.  Updated performance information is available on the Fund’s website www.yacktman.com, or by calling toll-free at 1-800-525-8258.

10

THE YACKTMAN FUND
Total Return per Calendar Year

Note: During the ten year period shown on the bar chart, the Fund’s highest total return for a quarter was 34.83% (quarter ended June 30, 2009) and the lowest total return for a quarter was -18.44% (quarter ended December 31, 2008).

Average Annual Total Returns as of
December 31, 201 1
	One	Five	Ten
	Year	Years	Years
The Yacktman Fund
Return before taxes	7.30%	8.04%	10.63%
Return after taxes
on distributions	7.09%	7.10%	9.53%
Return after taxes
on distributions
and sale of Fund
shares	5.03%	6.71%	9.04%
S&P 500 (reflects no
deductions for fees,
expense, or taxes)	2.11%	-0.25%	2.92%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because they include a tax benefit resulting from the capital losses that would have been incurred.

Investment Adviser
Yacktman Asset Management Co. is the investment adviser to the Fund.

Portfolio Managers
Donald A. Yacktman, his son, Stephen Yacktman, and Jason Subotky are the portfolio managers for the Fund.  Donald Yacktman has been a portfolio manager of the Fund since its inception, and he has been President of the investment adviser since its organization in 1992. Stephen Yacktman became a portfolio manager for the Fund in December 2002 and has been employed by the investment adviser since 1993 and a senior vice president of the investment adviser since 2004. Jason Subotky became a portfolio manager for the Fund in December 2009 and has been employed by the investment adviser since 2001 and a vice president of the investment adviser since 2006.

Purchase and Sale of Fund Shares
The minimum initial investment in the Fund’s shares is $2,500.  However, the initial minimum for Individual Retirement Accounts and the Fund’s Automatic Investment Plan is $500.  There is a $100 subsequent investment requirement for the Fund, including for each additional investment made through the Automatic Investment Plan.

11

You may redeem and purchase shares of the Fund each day the New York Stock Exchange is open.  You may redeem or purchase Fund shares by mail (The Yacktman Funds, Inc., P.O. Box 701, Milwaukee, WI 53201-0701), or by telephone at 1-800-457-6033.  Investors who wish to redeem or purchase shares through a broker-dealer or other financial intermediary should contact the intermediary regarding the hours during which orders may be placed.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  Specifically, the Fund and/or the Fund’s investment adviser may pay fees to broker-dealers and other financial intermediaries to compensate them for the services they provide their customers, to reimburse them for the marketing expenses they incur, or to pay for the opportunity to have them distribute the Fund.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

12

RECENT DEVELOPMENTS

On April 18, 2012, Affiliated Managers Group, Inc. (“AMG”) announced that it had reached a definitive agreement to acquire a majority interest in Yacktman Asset Management Co. (“Yacktman Co.”), the investment adviser to The Yacktman Focused Fund and The Yacktman Fund (collectively, the “Funds”).
In connection with the proposed acquisition, on April 4, 2012, the Funds’ Board of Directors approved and recommended submitting to shareholders the following proposals:

1.
For shareholders of The Yacktman Focused Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Yacktman Focused Fund, a series of Managers AMG Funds (the “New Yacktman Focused Fund”), would acquire all of the assets and assume all of the liabilities of The Yacktman Focused Fund in exchange for shares of the New Yacktman Focused Fund to be distributed pro rata by The Yacktman Focused Fund to its shareholders in complete liquidation and termination of The Yacktman Focused Fund; and

2.
For shareholders of The Yacktman Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Yacktman Fund, a series of Managers AMG Funds (the “New Yacktman Fund”), would acquire all of the assets and assume all of the liabilities of The Yacktman Fund in exchange for shares of the New Yacktman Fund to be distributed pro rata by The Yacktman Fund to its shareholders in complete liquidation and termination of The Yacktman Fund.

Shareholders of each of the Funds will vote separately on the proposal to reorganize their respective Fund (the “Proposed Reorganizations”).

The New Yacktman Focused Fund and the New Yacktman Fund have been created to continue the investment operations of The Yacktman Focused Fund and The Yacktman Fund, respectively, and will utilize the same core investment process going forward.  The members of the investment team of Yacktman Co. who currently manage the investments of The Yacktman Focused Fund and The Yacktman Fund will manage the New Yacktman Focused Fund and the New Yacktman Fund if the Proposed Reorganizations are approved.
Managers AMG Funds has filed a proxy statement/prospectus on Form N-14 with the Securities and Exchange Commission in connection with the Proposed Reorganizations.  The definitive proxy statement/prospectus will be sent to shareholders of the Funds to seek their approval of the reorganization of the Funds.  Shareholders are urged to read the definitive proxy statement/prospectus and proxy card when they become available, because they will contain important information about the Proposed Reorganizations.

INVESTMENT OBJECTIVES,
STRATEGIES AND RISKS

Each of the Funds seeks long term capital appreciation, and, to a lesser extent, current income. Each Fund may change its investment objective without obtaining shareholder approval. Please remember that an investment objective is not a guarantee. An investment in The Yacktman Funds might not appreciate and investors could lose money.

Principal Investment Strategies
The Funds mainly invest in common stocks of United States companies, some, but not all of which, pay dividends. Our investment adviser employs a

13

disciplined investment strategy. We buy growth companies at what we believe to be low prices. We think this approach combines the best features of “growth” and “value” investing. When we purchase stocks we look for companies with one or more of the following three attributes:  (1) good business; (2) shareholder-oriented management; or (3) low purchase price.

GOOD BUSINESS
A good business may contain one or more of the following:

▲	High market share in principal product and/or service lines;

▲	A high cash return on tangible assets;

▲	Relatively low capital requirements allowing a business to generate cash while growing;

▲	Short customer repurchase cycles and long product cycles; and

▲	Unique franchise characteristics.

SHAREHOLDER-ORIENTED MANAGEMENT
We believe a shareholder-oriented management does not overcompensate itself and allocates wisely the cash the company generates. We look for companies that:

▲	Reinvest in the business and still have excess cash;

▲	Make synergistic acquisitions; and

▲	Buy back stock.

LOW PURCHASE PRICE
▲	We look for a stock that sells for less than what an investor would pay to buy the whole company.

▲
The stock prices of individual companies can vary significantly over short periods of time, and such price movements are not always correlated with changes in company fundamental performance.  Accordingly, we generally prefer to wait for buying opportunities.  Such opportunities do not always occur in correlation with overall market performance trends.

We follow many more companies than we actually buy. Since our investment adviser is a disciplined investor, we will increase our cash position if we cannot find companies that meet our investment requirements.
Each of the Funds will hold fewer stocks than the typical stock mutual fund. The Yacktman Focused Fund is non-diversified. We think it makes sense to invest more in our top choices than in investments we think are less attractive.
We buy companies of any size market capitalization. If all else is equal, we prefer larger companies to smaller companies.
We sell companies if they no longer meet our investment criteria, or if there are better investment opportunities available. We are patient investors. We do not attempt to achieve our investment objectives by active and frequent trading of common stocks.

Non-Principal Investment Strategies
Each Fund may, in response to adverse market, economic, political or other conditions, take a temporary defensive position. This means a Fund will invest some or all of its assets in money market instruments (like U.S. Treasury bills, commercial paper or repurchase agreements). The Funds will not be able to achieve their investment objective of capital appreciation to the extent that they invest in money market instruments since these securities earn interest but do not appreciate in value. When a Fund is not taking a temporary defensive position, it still will hold some cash and money market instruments so that it can pay its expenses, satisfy redemption requests or take advantage of investment opportunities.

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The Yacktman Focused Fund may purchase put options on specific stocks to hedge against losses caused by declines in the prices of stocks in its portfolio, and may purchase call options on specific stocks to realize gains if the prices of the stocks increase. The Yacktman Focused Fund may write put options on specific stocks to generate income, but only if it is willing to purchase the stock at the exercise price. The Yacktman Focused Fund may write call options on specific stocks to generate income and to hedge against losses caused by declines in the prices of stocks in its portfolio.

Non-Principal Risks
Risks associated with emerging markets.  Investing in emerging market countries involves certain risks not typically associated with investing in the United States, and imposes risks greater than, or in addition to, risks of investing in more developed foreign countries.  These risks include, but are not limited to, the following: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic, and political uncertainty and instability (including amplified risk of war and terrorism); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned, and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity, and significantly smaller market capitalization of securities markets.
Risks associated with options (The Yacktman Focused Fund only).  When trading options, the Fund may incur losses or forego otherwise realizable gains if market prices do not move as expected.
Risks associated with leveraging (The Yacktman Focused Fund only).  The Yacktman Focused Fund may borrow money for investment purposes, which is known as leveraging.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so.  Leveraging may cause the Fund to be more volatile than if the Fund had not been leveraged.  This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Disclosure of Portfolio Holdings
The Statement of Additional Information for the Funds, which is incorporated by reference into this Prospectus, contains a description of the Funds’ policies and procedures respecting disclosure of their portfolio holdings.

MANAGEMENT OF THE FUNDS

Yacktman Asset Management Co. (the “Adviser”) is the investment adviser to each of The Yacktman Funds. The Adviser’s address is:

6300 Bridgepoint Parkway
Building One, Suite 320
Austin, Texas 78730

As the investment adviser to the Funds, the Adviser manages the investment portfolio of each Fund. It makes the decisions as to which securities to buy

15

and which securities to sell. During the last fiscal year, each Fund paid the Adviser an annual investment advisory fee equal to the following percentages of average net assets:

The Yacktman Focused Fund	1.00%
The Yacktman Fund	0.56%

The investment advisory fee paid by The Yacktman Fund ranges from 0.65% to 0.55% depending on asset levels.
A discussion regarding the basis for the Board of Directors approving the investment advisory agreement with the Adviser is available in the semiannual report of the Funds to shareholders for the most recent period ended June 30.
Donald A. Yacktman, his son, Stephen Yacktman, and Jason Subotky are the portfolio managers for the Funds. As such they are primarily, and equally,  responsible for the day-to-day management of the portfolios of the Funds. Donald Yacktman has been a portfolio manager of the Funds since their inception. He has been President of the Adviser since its organization in 1992. Stephen Yacktman became a portfolio manager for the Funds in December 2002 and has been employed by the Adviser since 1993 and a senior vice president of the Adviser since 2004. Jason Subotky became a portfolio manager for the Fund in December 2009 and has been employed by the Adviser since 2001 and a vice president of the Adviser since 2006.
The Statement of Additional Information for the Funds, which is incorporated by reference into this Prospectus, provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

THE FUNDS’ SHARE PRICE

The price at which investors purchase shares of each Fund and at which shareholders redeem shares of each Fund is called its net asset value. Each Fund normally calculates its net asset value as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on holidays and weekends. Each Fund calculates its net asset value based on the market prices of the securities (other than money market instruments) it holds. Each Fund values most money market instruments it holds at their amortized cost. Each Fund will process purchase orders that it receives and accepts and redemption orders that it receives prior to the close of regular trading on a day that the New York Stock Exchange is open at the net asset value determined later that day. It will process purchase orders that it receives and accepts and redemption orders that it receives after the close of regular trading at the net asset value determined at the close of regular trading on the next day the New York Stock Exchange is open.
Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Directors. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. Short-term debt instruments (those with remaining maturities of 60 days or less) are valued by using the amortized cost method of valuation, which the Board of Directors has determined represents fair value. Other types of securities that the Funds may hold for which fair value pricing might be

16

required include, but are not limited to: (a) illiquid securities, including “restricted” securities and private placements for which there is no public market; (b) securities of an issuer that has entered into a restructuring; and (c) securities whose trading has been halted or suspended. Further, if events occur that materially affect the value of a security between the time trading ends on that particular security and the close of the normal trading session of the New York Stock Exchange, the Funds may value the security at its fair market value. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset value per share.

PURCHASING SHARES

HOW TO PURCHASE SHARES FROM THE FUNDS
1.Read this Prospectus carefully.

2.
Determine how much you want to invest keeping in mind the following minimums (the Funds reserve the right to waive or reduce the minimum initial investment amounts described below for purchases made through certain retirement, benefit and pension plans, or for certain classes of shareholders):

a.	New accounts (minimum initial investment)

▲ Individual Retirement Accounts
and other retirement plans	$500

▲ Automatic Investment Plan	$500

▲ All other accounts	$2,500

b.	Existing accounts
(minimum additional investment)

▲ Dividend reinvestment	No Minimum

▲ All Accounts	$100

3.
Complete the Purchase Application accompanying this Prospectus, carefully following the instructions. For additional investments, complete the reorder form attached to your confirmation statements (the Funds have additional Purchase Applications and reorder forms if you need them). If you have any questions, please call 1-800-457-6033.

In compliance with the USA Patriot Act of 2001, please note that U.S. Bancorp Fund Services, LLC, the Funds’ Transfer Agent, will verify certain information on your Purchase Application as part of the Funds’ Anti-Money Laundering Program. As requested on the Purchase Application, you must supply your full name, date of birth, social security number and permanent street address. The Funds might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help the Funds’ Transfer Agent verify you identity. Mailing addresses containing only a P.O. Box will not be accepted.

If the Funds do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Funds also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

4.Make your check payable to “The Yacktman Funds, Inc.” All checks must be in U.S. dollars drawn on U.S. banks. The Funds will not accept payment in cash or money orders. The Funds also

17

do not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Funds are unable to accept postdated checks, postdated online bill pay checks, or any conditional order of payment.U.S. Bancorp Fund Services, LLC, the Funds’ Transfer Agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Funds, for any payment that is returned. It is the policy of the Funds not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Funds reserve the right to reject any application.

5.	Send the Purchase Application and check to:

By First Class Mail
The Yacktman Funds, Inc.
Shareholder Services Center
P.O. Box 701
Milwaukee, WI 53201-0701

By Overnight Delivery Service or
Registered Mail
The Yacktman Funds, Inc.
Shareholder Services Center
615 East Michigan Street
Milwaukee, WI 53202

Please do not send letters by overnight delivery service or registered mail to the Post Office Box address. The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposits in the mail or with such services, or receipt at the post office box of U.S. Bancorp Fund Services, LLC , of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Funds.

You may purchase shares by wire transfer.

Initial Investment by Wire – To open an account by wire, a completed Purchase Application is required before your wire can be accepted. If you wish to open an account by wire, please call 1-800-457-6033 or 1-414-765-4124 before you wire funds in order to make arrangements with a telephone service representative to submit your completed Purchase Application via mail, overnight delivery, or facsimile. Upon receipt of your Purchase Application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to initiate the wire using the instructions you were given.
Subsequent Investments by Wire – Please call 1-800-457-6033 or 1-414-765-4124 before you wire funds in order to advise the Transfer Agent of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

You should wire funds to:
U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022
Credit:
U.S. Bancorp Fund Services, LLC
Account #112952137
Further Credit:
The Yacktman Funds, Inc.
(name of Fund to be purchased)
(shareholder registration)
(shareholder account number)

Please remember that U.S. Bank, N.A. must receive your wired funds prior to the close of regular trading on the New York Stock Exchange for you to receive same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.

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Purchasing Shares from Broker-Dealers, Financial Institutions and Others
Some broker-dealers may sell shares of The Yacktman Funds. These broker-dealers may charge investors a fee either at the time of purchase or redemption. The fee, if charged, is retained by the broker-dealer and not remitted to the Funds or the Adviser.
The Funds may enter into agreements with broker-dealers, financial institutions or other service providers (“Servicing Agents”) that may include the Funds as investment alternatives in the programs they offer or administer. Investors purchasing or redeeming through a Servicing Agent need to check with the Servicing Agent to determine whether the Servicing Agent has entered into an agreement with the Funds. Servicing Agents may:

▲
Become shareholders of record of the Funds. This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agents. This also means that purchases made through Servicing Agents are not subject to the Funds’ minimum purchase requirements.

▲	Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Funds.

▲	Charge fees to their customers for the services they provide them. Also, the Funds and/or the Adviser may pay fees to Servicing Agents to compensate them for the services they provide their customers.

▲
Be allowed to purchase shares by telephone with payment to follow the next day. If the telephone purchase is made prior to the close of regular trading on the New York Stock Exchange, it will receive same day pricing.

▲
Be authorized to accept purchase orders on behalf of the Funds (and designate other Servicing Agents to accept purchase orders on the Funds’ behalf). This means that a Fund will process the purchase order at the net asset value which is determined following the Servicing Agent’s (or its designee’s) acceptance of the customer’s order.

If you decide to purchase shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent because particular Servicing Agents may adopt policies or procedures that are separate from those described in this Prospectus. When you purchase shares of the Funds through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Funds on a timely basis. If the Servicing Agent does not do so, or if it does not pay the purchase price to the Funds within the period specified in its agreement with the Funds, it may be held liable for any resulting fees or losses.

Other Information about Purchasing Shares of the Funds
The Funds may reject any Purchase Application for any reason. Shares of the Funds have not been registered for sale outside of the United States. The Funds generally do not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses. The Funds will not accept initial purchase orders made by telephone unless they are from a Servicing Agent which has an agreement with the Fund.
The Funds will issue certificates evidencing shares purchased only upon request. The Funds will send investors a written confirmation for all purchases of shares.
The Funds offer an Automatic Investment Plan allowing shareholders to make purchases on a regu-

19

lar and convenient basis. Under the Automatic Investment Plan, after the initial investment (a minimum of $500), a shareholder authorizes the Funds to withdraw from a designated bank or other financial institution each month an amount to be invested in shares of the Funds, which must be at least $100. No service fee is currently charged by the Funds for participating in the Automatic Investment Plan. A $25 fee will be imposed by U.S. Bancorp Fund Services, LLC for any Automatic Investment Plan purchase that cannot be completed. To begin participating in the Automatic Investment Plan, a shareholder should complete the Automatic Investment Plan section on the Purchase Application. If you have questions regarding the plan call the Funds’ Transfer Agent at 1-800-457-6033. The Funds’ Statement of Additional Information, which is incorporated by reference into this Prospectus, contains a more detailed description of the Automatic Investment Plan.
The Funds also offer a telephone purchase option permitting shareholders to make additional purchases by telephone ($100 minimum) using the investor’s bank account to clear the purchase via electronic funds transfer. Only bank accounts held at domestic financial institutions that are Automated Clearing House members can be used for telephone transactions. Shares of the Funds will be purchased on the day your order is placed if your call is received prior to the close of regular trading. If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person. Telephone transactions may not be used for initial purchases of shares of the Funds. No fee is currently charged for this service. To establish the telephone purchase option, please complete the appropriate section of the Purchase Application. Inquiries concerning this option may be directed to the Funds’ Transfer Agent at 1-800-457-6033. The Funds’ Statement of Additional Information, which is incorporated by reference into this Prospectus, contains a more detailed description of the telephone purchase option.
The Funds offer the following retirement plans and savings account:

▲ Traditional IRA

▲ Roth IRA

▲ SEP-IRA

▲ SIMPLE IRA

▲ Coverdell Education Savings Account

Investors can obtain further information about the Automatic Investment Plan, the telephone purchase plan and the retirement plans by calling the Funds at 1-800-525-8258. The Funds recommend that investors consult with a competent financial and tax adviser regarding the retirement plans before investing.

REDEEMING SHARES

HOW TO REDEEM (SELL) SHARES BY MAIL

1.Prepare a letter of instruction containing:

▲	the name of the Fund(s)

▲	account number(s)

▲	the amount of money or number of shares being redeemed

▲	the name(s) on the account

▲	daytime phone number

▲	additional information that the Funds may require for redemptions by corporations, executors, administrators, trustees, guardians, or others who hold shares in a fiduciary or representative ca-

20

pacity. Please contact the Funds’ Transfer Agent, U.S. Bancorp Fund Services, LLC, in advance, at 1-800-457-6033 if you have any questions.

2.Sign the letter of instruction exactly as the shares are registered. Joint ownership accounts must be signed by all owners.

3.If there are certificates representing your shares, endorse the certificates or execute a stock power exactly as your shares are registered, and have your signature(s) guaranteed.

4.Have the signatures guaranteed by a commercial bank or trust company in the United States, a member firm of the New York Stock Exchange or other eligible guarantor institution in the following situations:

▲	The redemption request exceeds $25,000;

▲	If you are requesting a change in your account;

▲	When redemption proceeds are payable or sent to any person, address or bank account not on record;

▲	Written requests to wire redemption proceeds (if not previously authorized on the account);

▲	When establishing or modifying certain services on an account; and

▲	If a change of address was received by the Transfer Agent within the last 10 business days.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature verification from a Signature Validation Program (SVP) member or other acceptable form of authentication from a financial institution source. You can get an SVP stamp from most banks, credit unions, federal savings and loan associations, or securities dealers, but not from a notary public.

In addition to the situations described above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation. A notarized signature is not an acceptable substitute for a signature guarantee.

5.Send the letter of instruction and certificates, if any, to:

By First Class Mail
The Yacktman Funds, Inc.
Shareholder Services Center
P.O. Box 701 Milwaukee, WI 53201-0701

By Overnight Delivery Service or
Registered Mail
The Yacktman Funds, Inc.
Shareholder Services Center
615 East Michigan Street
Milwaukee, WI 53202

Please do not send letters of instruction by overnight delivery service or registered mail to the Post Office Box address. Please do not send letters of instruction for redemptions to the Adviser, as this will cause delays in processing the redemption request. All redemption requests must be sent to the addresses above.

How to Redeem (Sell) Shares by Telephone

▲
Instruct U.S. Bancorp Fund Services, LLC that you want the option of redeeming shares by telephone. This can be done by completing the appropriate section on the Purchase Application. If you have already opened an account, you may write to U.S. Bancorp Fund Services, LLC requesting this option. When you do so, please sign the request exactly as your account is registered. A signature guarantee, a signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial

21

institution source will be required in connection with your request. Shares held in retirement plans and shares represented by certificates cannot be redeemed by telephone.

▲	Assemble the same information that you would include in the letter of instruction for a written redemption request.

▲	Call U.S. Bancorp Fund Services, LLC at 1-800-457-6033.Please do not call the Funds or the Adviser.

▲	Telephone redemptions must be in amounts of $1,000 or more and may not exceed $25,000.

▲	You may not make a telephone redemption within ten business days of an address change.

▲
Once a telephone transaction has been placed, it cannot be canceled or modified. If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person.

How to Redeem (Sell) Shares through Servicing Agents
If your shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent. Contact the Servicing Agent for instructions on how to do so.

Redemption Price
The redemption price per share you receive for redemption requests is the next determined net asset value after:

▲ U.S. Bancorp Fund Services, LLC receives your written request in proper form with all required information; or

▲  U.S. Bancorp Fund Services, LLC receives your authorized telephone request with all required information; or

▲  A Servicing Agent (or its designee) that has been authorized to accept redemption requests on behalf of the Funds receives your request in accordance with its procedures.

Payment of Redemption Proceeds
▲
For those shareholders who redeem shares by mail or by telephone, U.S. Bancorp Fund Services, LLC normally will send the proceeds on the business day following the redemption. You may elect to have your proceeds mailed by check to your address of record, or if elected on your account application, you may have proceeds wired to your bank account of record, or funds may be sent via electronic funds transfer through the Automated Clearing House (ACH) network, also to the bank account of record. Wires are subject to a $15 fee paid, but you do not incur any charge when proceeds are sent via the ACH system. Proceeds sent via ACH are usually available in 2-3 days. However, the Funds may direct U.S. Bancorp Fund Services, LLC to pay proceeds of a redemption on a date no later than the seventh day after the redemption request in proper form with all required information.

▲	For those shareholders who redeem shares through Servicing Agents, the Servicing Agent will transmit the redemption proceeds in accordance with its redemption procedures.

Market Timing Procedures
Frequent purchases and redemptions of a Fund’s shares by a shareholder may harm other shareholders of that Fund by interfering with the efficient management of that Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. Because there may be less liquidity in the stocks of small capitalization companies in which the Funds may invest, the Funds may be subject to greater risk of market timing activities than if the Funds invested only in large capitalization companies.

22

The Board of Directors has adopted the market timing policies and procedures below to discourage frequent purchases and redemptions of each Fund’s shares.

▲
Each Fund reserves the right to reject any pur-chase order for any reason or no reason, including purchase orders from potential investors that a Fund believes might engage in frequent purchases and redemptions of that Fund’s shares based on any unusual trading activity by such investor and/or such investor’s trading history.

▲
Each Fund imposes a 2% redemption fee on redemptions that occur thirty calendar days or less after purchase. Any proceeds of the fee will be credited to the assets of the appropriate Fund.  The Funds have granted authority to the Adviser to waive the redemption fee at its sole discretion where the Adviser believes such waiver is in the best interests of the Funds.  While the Adviser has been granted sole discretion by the Funds to waive the redemption fee, the Adviser will consult with the Funds’ Chief Compliance Officer prior to the Adviser authorizing any such waivers.

The redemption fee will not apply to (1) shares purchased through reinvested distributions (dividends and capital gains), (2) shares held in retirement plans (other than IRAs), or (3) shares redeemed through any systematic transaction plans, but other-wise applies to all investors in the Funds, including those that invest through omnibus accounts at intermediaries such as broker-dealers.
If inappropriate trading is detected in an omnibus account registered in the name of a nominee, financial intermediary or plan sponsor, a Fund may request that the nominee, financial intermediary or plan sponsor take action to prevent the particular investor or investors from engaging in frequent or short-term trading. If inappropriate trading recurs, a Fund may refuse all future purchases from the plan, including those of plan participants not involved in the inappropriate activity. The Funds generally are dependent on the financial intermediaries in monitoring trading frequency and therefore in applying the Funds’ market timing policies and procedures. In this regard, the Funds have entered into written agreements with each of the Funds’ financial intermediaries, under which the intermediaries must, upon request, provide the Funds with certain shareholder and identity trading information to assist the Funds in enforcing their market timing policies and procedures.
In calculating whether a sale of Fund shares is subject to a redemption fee, a shareholder’s holdings will be viewed on a “first in/first out” basis. This means that, in determining whether any fee is due, the shareholder will be deemed to have sold the shares he or she acquired earliest.
Although the Funds have taken steps to dis-courage frequent purchases and redemptions of their shares, they cannot guarantee that such trading will not occur.

Other Redemption Considerations
The Funds offer a Systematic Withdrawal Plan allowing shareholders who own shares of the Funds worth at least $10,000 at the current net asset value to have a fixed sum paid to the shareholders at regular intervals through redemption of shares of the Funds. The minimum amount of a withdrawal payment is $100. The Funds recommend that investors participating in the Systematic Withdrawal Plan elect to reinvest all income dividends and capital gains distributions payable on the shares held in their accounts in additional shares of the Funds, at net asset value. The shareholder may deposit additional shares in his account at any time. To establish the Systematic Withdrawal Plan, a shareholder deposits shares of the Funds with The Yacktman Funds, Inc. and appoints it as agent to effect redemptions of

23

Fund shares held in the account for the purpose of making withdrawal payments of a fixed amount to the shareholder out of the account. You may elect to terminate your participation in the Systematic Withdrawal Plan at any time by notifying U.S. Bancorp Fund Services, LLC five business days prior to the next transaction. The Funds’ Statement of Additional Information, which is incorporated by reference into this Prospectus, contains a more detailed description of the Systematic Withdrawal Plan.
When redeeming shares of the Funds, share-holders should consider the following:

▲	The redemption may result in a taxable gain.

▲
Shareholders who redeem shares held in an IRA must indicate on their redemption request whether or not to withhold federal income taxes. If not, these redemptions, as well as redemptions of other retirement plans not involving a direct rollover to an eligible plan, will be subject to fed-eral income tax withholding.

▲
The Funds may delay the payment of redemption proceeds for up to seven days in all cases. In addition, the Funds can suspend redemptions and postpone payments of redemption proceeds beyond seven days at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the Securities and Exchange Commission.

▲
If you purchased shares by check, the Funds may delay the payment of redemption proceeds until they are reasonably satisfied the check has cleared (which may take up to 15 days from the date of purchase).

▲
U.S. Bancorp Fund Services, LLC will send the proceeds of telephone redemptions only to your address of record, or if elected on your Account Application, to your predetermined bank account by electronic funds transfer through the Automated Clearing House (ACH) network or via Federal wire.

▲
The Funds reserve the right to refuse a telephone redemption request if they believe it is advisable to do so. The Funds and U.S. Bancorp Fund Services, LLC may modify or terminate their procedures for telephone redemptions at any time. Neither the Funds nor U.S. Bancorp Fund Services, LLC will be liable for following instructions for telephone redemption transactions that they reasonably believe to be genuine, provided they use reasonable procedures to confirm the genuineness of the telephone instructions. They may be liable for unauthorized transactions if they fail to follow such procedures. These procedures include requiring some form of personal identification prior to acting upon the telephone instructions and recording all telephone calls. Telephone trades must be received by or prior to market close. During periods of substantial economic or market change, you may encounter higher than usual call waits and you may find telephone redemptions difficult to implement. Please allow sufficient time to place your telephone transaction. If a shareholder cannot contact U.S. Bancorp Fund Services, LLC by telephone, he or she should make a redemption request in writing in the manner described earlier.

▲	U.S. Bancorp Fund Services, LLC currently charges $15 for each wire redemption but does not charge a fee for Electronic Funds Transfers.

▲
If your account balance falls below $1,000 because you redeem shares, you will be given 60 days to make additional investments so that your account balance is $1,000 or more. If you do not, the Funds may close your account and mail the redemption proceeds to you.

24

▲
The Funds may pay redemption requests “in kind.” This means that the Funds may pay redemption requests entirely or partially with securities rather than with cash. Shareholders who receive a redemption “in kind” may incur costs to dispose of such securities.

EXCHANGING SHARES

ELIGIBLE FUNDS
Shares of either of the Funds may be exchanged for shares of the other Fund at their relative net asset values. You may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares.

HOW TO EXCHANGE SHARES

▲	Read this Prospectus.

▲	Determine the number of shares you want to exchange keeping in mind that exchanges are subject to a $1,000 minimum.

▲
Call U.S. Bancorp Fund Services, LLC at 1-800-457-6033. You may also make an exchange by writing to The Yacktman Funds, Inc., Shareholder Services Center, P. O. Box 701, Milwaukee, Wisconsin 53201-0701. U.S. Bancorp Fund Services, LLC charges a fee of $5.00 for each telephone exchange. There is no charge for a written exchange.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund distributes substantially all of its net investment income and substantially all of its capital gains annually. You have two distribution options:

▲  All Reinvestment Option – Both dividend and capital gains distributions will be reinvested in additional Fund shares.

▲  All Cash Option – Both dividend and capital gains distributions will be paid in cash.

You may make your distribution election on the Purchase Application. You may change your election by writing to U.S. Bancorp Fund Services, LLC or by calling 1-800-457-6033.
Each Fund’s distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income, dividend income and capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains).   As of January 1, 2012, federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the shareholders’ Consolidated Form 1099s when “covered” shares of the mutual funds are sold.  Covered shares are any fund and/or dividend reinvestment plan shares acquired on or after January 1, 2012.
The Funds have chosen average cost as their standing (default) tax lot identification method for all shareholders, which means this is the method the Funds will use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time.  You may choose a method other than the Funds’ standing method at the time of your purchase or upon the sale of covered shares.  The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption.  Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax

25

situation and to obtain more information about how the new cost basis reporting rules apply to them.
This tax summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the shares of the Fund.   Tax issues can be complicated. Please consult your tax adviser with any tax questions you may have. In managing the Funds, our Adviser considers the tax effects of its investment decisions to be of secondary importance.
If an investor elects to receive distributions and dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in the shareholder’s account at the Fund’s then current net asset value per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports investors receive by sending only one copy of each of these documents to those addresses shared by two or more accounts and to those investors the Funds reasonably believe are from the same family or household (a practice referred to as “householding”). Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-457-6033 to request individual copies of these documents. Once the Funds receive notice to stop householding, the Funds will begin sending individual copies thirty days after receiving the request. This householding policy does not apply to account statements.

26

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of the Funds for the past five years of operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). For the fiscal years ended December 31, 2011 , 2010, 2009 and 2008, this information was audited by Cohen Fund Audit Services, Ltd. For the fiscal year ended December 31, 2007 this information was audited by another independent registered public accounting firm. The report of Cohen Fund Audit Services, Ltd., along with the Funds’ financial statements, are included in the Annual Report which is available upon request.

THE YACKTMAN FOCUSED FUND

	For the Years Ended December 31,
	2011	2010	2009	2008	2007
Net asset value, beginning of period	$17.68	$16.13	$9.97	$14.00	$16.00
Operations
Net investment income	0.12	0.10	0.05	0.15	0.23
Net realized and unrealized gain (loss)
on investment securities	1.19	1.81	6.21	(3.45)	0.34
Total from operations	1.31	1.91	6.26	(3.30)	0.57
Redemption fee proceeds	— *	— *	— *	— *	— *
Less distributions:
From net investment income	(0.12)	(0.10)	(0.05)	(0.16)	(0.23)
From net realized gains	(0.09)	(0.26)	(0.05)	(0.57)	(2.34)
Total distributions	(0.21)	(0.36)	(0.10)	(0.73)	(2.57)
Net asset value, end of period	$18.78	$17.68	$16.13	$9.97	$14.00
Total Return	7.41%	11.84%	62.76%	(23.48)%	3.46%
Supplemental data and ratios:
Net assets, end of period (000's)	$4,443,199	$1,999,593	$669,661	$65,467	$67,052
Ratio of expenses before expense
reimbursements to average net assets	1.25%	1.27%	1.28%	1.35%	1.38%
Ratio of net expenses to average net assets1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income
to average net assets	0.89%	0.93%	0.79%	1.31%	1.23%
Portfolio turnover rate	2.08%	6.06%	8.26%	67.11%	30.49%

*  Amount represents less than $0.01 per share.

27

THE YACKTMAN FUND

	For the Years Ended December 31,
	2011	2010	2009	2008	2007
Net asset value, beginning of period	$16.54	$15.22	$9.68	$13.39	$15.79
Operations:
Net investment income	0.18	0.15	0.10	0.17	0.35
Net realized and unrealized gain (loss)
on investment securities	1.02	1.77	5.64	(3.66)	0.21
Total from operations	1.20	1.92	5.74	(3.49)	0.56
Redemption fee proceeds	— *	— *	— *	— *	— *
Less distributions:
From net investment income	(0.18)	(0.15)	(0.10)	(0.18)	(0.34)
From net realized gains	(0.05)	(0.45)	(0.10)	(0.04)	(2.62)
Total distributions	(0.23)	(0.60)	(0.20)	(0.22)	(2.96)
Net asset value, end of period	$17.51	$16.54	$15.22	$9.68	$13.39
Total Return	7.30%	12.64%	59.31%	(26.05)%	3.39%
Supplemental data and ratios:
Net assets, end of period (000's)	$6,293,083	$3,416,492	$1,401,228	$296,659	$291,574
Ratio of net expenses to average net assets	0.80%	0.85%	0.93%	0.95%	0.95%
Ratio of net investment income
to average net assets	1.28%	1.30%	1.43%	1.92%	1.71%
Portfolio turnover rate	2.76%	9.73%	14.29%	32.77%	23.82%

*  Amount represents less than $0.01 per share.

28

TO LEARN MORE
ABOUT THE FUNDS

To learn more about The Yacktman Funds you may want to read The Yacktman Funds’ Statement of Additional Information (“SAI”) which contains additional information about the Funds. The Yacktman Funds have incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.
You may also learn more about The Yacktman Funds’ investments by reading The Yacktman Funds’ Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of the market conditions and investment strategies that significantly affected the performance of the Funds during their last fiscal year.
The SAI and the Annual and Semi-Annual Reports are all available to shareholders and prospective investors without charge, simply by calling 1-800-525-8258.  The Funds also make available the SAI and the Annual and Semi-Annual reports, free of charge, on their Internet website (http://www.yacktman.com).
Prospective investors and shareholders who have questions about The Yacktman Funds may also call the above number or write to the following address:

The Yacktman Funds, Inc.
6300 Bridgepoint Parkway
Building One, Suite 320
Austin, Texas 78730

The general public can review and copy information about The Yacktman Funds (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. (Please call 1-202-551-8090 for information on the operations of the Public Reference Room.) Reports and other information about The Yacktman Funds are also available on the EDGAR Database at the Securities and Exchange Commission’s Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to:

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-1520

Please refer to The Yacktman Funds’ Investment Company Act File No. 811-6628, when seeking information about The Yacktman Funds from the Securities and Exchange Commission.

29

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Not part of the Prospectus

THE YACKTMAN FUNDS, INC.
PRIVACY POLICY

We collect the following nonpublic personal information about you:

▲	Information we receive from you on or in applications or other forms, correspondence orconversations.

▲	Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our current or former shareholders to anyone, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund(s) through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary may govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For Fund information,
call 1-800-525-8258
For Shareholder Services,
call 1-800-457-6033
Web site: www.yacktman.com

The Yacktman Funds, Inc.
Shareholder Services Center
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202-5207

YA-402-0412

STATEMENT OF ADDITIONAL INFORMATION	April 30, 2012

for THE YACKTMAN FUNDS, INC.

THE YACKTMAN FOCUSED FUND – (Ticker Symbol: YAFFX)
THE YACKTMAN FUND - (Ticker Symbol: YACKX)

THE YACKTMAN FUNDS, INC.
6300 Bridgepoint Parkway
Building One, Suite 320
Austin, Texas 78730
Call Toll-Free 1-800-525-8258

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of The Yacktman Funds, Inc., a Maryland corporation, dated April 30, 2012 (the “Prospectus”), for The Yacktman Focused Fund and The Yacktman Fund (each referred to individually as a “Fund” and collectively as the “Funds”).  Requests for copies of the Prospectus should be made by writing to The Yacktman Funds, Inc., Shareholder Services Center, 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin  53201-5207, or by calling 1-800-525-8258.

The following financial statements are incorporated by reference to the Annual Report, dated December 31, 2011 , of The Yacktman Funds, Inc. (File No. 811-06628), as filed with the Securities and Exchange Commission on March 2, 2012 :

Portfolio of Investments
The Yacktman Fund
The Yacktman Focused Fund
Statements of Assets and Liabilities
Statements of Operations
Statements of Changes in Net Assets
Financial Highlights
Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm

You may request a copy of the Annual Report by writing to The Yacktman Funds, Inc., Shareholder Services Center, 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin  53201-5207, or by calling 1-800-525-8258.  We will furnish the copy free of charge.

THE YACKTMAN FUNDS, INC.

(i)

FUND HISTORY AND CLASSIFICATION

The Yacktman Funds, Inc. (the “Company”) is an open-end, management investment company consisting of a non-diversified portfolio, The Yacktman Focused Fund, and a diversified portfolio, The Yacktman Fund.  The Company is registered under the Investment Company Act of 1940, as amended (the “Act”).  The Company was incorporated as a Maryland corporation on April 6, 1992.

INVESTMENT RESTRICTIONS AND CONSIDERATIONS

THE YACKTMAN FOCUSED FUND

The Yacktman Focused Fund has adopted the following investment restrictions, which are matters of fundamental policy and cannot be changed without approval of the holders of the lesser of:  (i) 67% of The Yacktman Focused Fund’s shares present or represented at a stockholder’s meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of The Yacktman Focused Fund.

1. The Yacktman Focused Fund may issue senior securities to the extent permitted under the Act.

2. The Yacktman Focused Fund will not sell securities short, buy securities on margin, purchase warrants or participate in a joint trading account.  The Yacktman Focused Fund may invest in and commit its assets to writing and purchasing put and call options on securities and stock indexes to the extent permitted by the Act.

3. The Yacktman Focused Fund may borrow money to the extent permitted by the Act.  The Yacktman Focused Fund may pledge or hypothecate its assets to secure its borrowings.

4. The Yacktman Focused Fund will not act as an underwriter or distributor of securities other than shares of The Yacktman Focused Fund (except to the extent that The Yacktman Focused Fund may be deemed to be an underwriter within the meaning of the Securities Act in the disposition of restricted securities).

5. The Yacktman Focused Fund will not concentrate 25% or more of its total assets in securities of any one industry.  This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

6. The Yacktman Focused Fund will not purchase or sell real estate or real estate mortgage loans and will not make any investments in real estate limited partnerships.

7. The Yacktman Focused Fund will not purchase or sell commodities or commodity contracts, including futures contracts.

8. The Yacktman Focused Fund will not make loans, except it may acquire debt securities from the issuer or others which are publicly distributed or are of a type normally acquired by institutional investors and except that it may make loans of portfolio securities if any such loans are secured continuously by collateral at least equal to the market value of the securities loaned in the form of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and provided that no such loan will be made if upon the making of that loan more than 30% of the value of The Yacktman Focused Fund’s total assets would be the subject of such loans.

9. The Yacktman Focused Fund will not purchase securities of any issuer if, as a result of such purchase, The Yacktman Focused Fund would own more than 10% of the outstanding voting securities of such issuer or more than 5% of The Yacktman Focused Fund’s assets would be invested in securities of such issuer, except that up to 50% of the value of The Yacktman Focused Fund’s total assets may be invested without regard to this limitation.  This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

10. The Yacktman Focused Fund will not purchase securities for which there is no established market if, as a result of such purchase, more than 5% of the value of its total assets would be invested in such securities.

11. The Yacktman Focused Fund will not make investments for the purpose of exercising control or management of any company.

12. The Yacktman Focused Fund will not purchase or sell any interest in any oil, gas or other mineral exploration or development program, including any oil, gas or mineral leases.

The Yacktman Focused Fund has adopted certain other investment restrictions which are not fundamental policies and which may be changed by the Company’s Board of Directors without stockholder approval.  These additional restrictions are as follows:

1. The Yacktman Focused Fund will not purchase securities of other investment companies (as defined in the Act), except:  (a) as part of a plan of merger, consolidation, reorganization or acquisition of assets; (b) securities of registered open-end investment companies that invest exclusively in high quality, short-term debt securities; or (c) securities of registered investment companies on the open market where no commission results, other than the usual and customary broker’s commission.  No purchase described in (b) and (c) will be made if as a result of such purchases (i) The Yacktman Focused Fund and its affiliated persons would hold more than 3% of any class of securities, including voting securities, of any registered investment company; (ii) more than 5% of The Yacktman Focused Fund’s net assets would be invested in shares of any one registered investment company; and (iii) more than 10% of The Yacktman Focused Fund’s net assets would be invested in shares of registered investment companies.

2. The Yacktman Focused Fund will not acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Company or an officer, director or other affiliated person of the investment adviser to The Yacktman Fund or The Yacktman Focused Fund, without authorization of the Board of Directors of the Company.

3. The Yacktman Focused Fund will not pledge, mortgage, hypothecate or otherwise encumber any of its assets, except as provided pursuant to its investment restrictions and to the extent permitted by the Act.

4. It is the position of the Securities and Exchange Commission (and an operating although not a fundamental policy of The Yacktman Focused Fund) that The Yacktman Focused Fund may not make certain illiquid investments if thereafter more than 15% of the value of its net assets would be so invested.

The aforementioned percentage restrictions on investment or utilization of assets refer to the percentage at the time an investment is made other than with respect to borrowings and the investment restriction related to illiquid securities.  If these restrictions are adhered to at the time an investment is made, and such percentage subsequently changes as a result of changing market values or some similar event, no violation of The Yacktman Focused Fund’s fundamental restrictions will be deemed to have occurred.  Any changes in The Yacktman Focused Fund’s investment restrictions made by the Board of Directors will be communicated to stockholders prior to their implementation, which communication may be made in an amendment to the Statement of Additional Information incorporated by reference into the Prospectus.

THE YACKTMAN FUND

The Yacktman Fund has adopted the following investment restrictions, which are matters of fundamental policy and cannot be changed without approval of the holders of the lesser of:  (i) 67% of The Yacktman Fund’s shares present or represented at a stockholder’s meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of The Yacktman Fund.

1. The Yacktman Fund will diversify its assets in different companies and will not purchase securities of any issuer if, as a result of such purchase, The Yacktman Fund would own more than 10% of the outstanding voting securities of such issuer or more than 5% of The Yacktman Fund’s assets would be invested in securities of such issuer (except that up to 25% of the value of The Yacktman Fund’s total assets may be invested without regard to this limitation).  This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

2. The Yacktman Fund will not sell securities short, buy securities on margin, purchase warrants, participate in a joint-trading account, or deal in options.

3. The Yacktman Fund will not borrow money, except for temporary or emergency purposes, and then only from banks, in an amount not exceeding 10%

of the value of The  Yacktman Fund’s total assets.  The Yacktman Fund will not borrow money for the purpose of investing in securities, and The Yacktman Fund will not purchase any portfolio securities for so long as any borrowed amounts remain outstanding.

4. The Yacktman Fund will not pledge or hypothecate its assets, except to secure borrowings for temporary or emergency purposes.

5. The Yacktman Fund will not invest more than 5% of The Yacktman Fund’s total assets in securities of any issuer which has a record of less than three (3) years of continuous operation, including the operation of any predecessor business of a company which came into existence as a result of a merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor business.

6. The Yacktman Fund will not purchase securities of other investment companies (as defined in the Act), except as part of a plan of merger, consolidation, reorganization or acquisition of assets.

7. The Yacktman Fund will not act as an underwriter or distributor of securities other than shares of The Yacktman Fund (except to the extent that The Yacktman Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”), in the disposition of restricted securities).

8. The Yacktman Fund will not purchase securities for which there is no established market if, as a result of such purchase, more than 5% of the value of its total assets would be invested in such securities.

9. The Yacktman Fund will not make loans, except it may acquire debt securities from the issuer or others which are publicly distributed or are of a type normally acquired by institutional investors and except that it may make loans of portfolio securities if any such loans are secured continuously by collateral at least equal to the market value of the securities loaned in the form of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and provided that no such loan will be made if upon the making of that loan more than 30% of the value of The Yacktman Fund’s total assets would be the subject of such loans.

10. The Yacktman Fund will not concentrate 25% or more of its total assets in securities of any one industry.  This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

11. The Yacktman Fund will not make investments for the purpose of exercising control or management of any company.

12. The Yacktman Fund will not purchase or sell real estate or real estate mortgage loans and will not make any investments in real estate limited partnerships.

13. The Yacktman Fund will not purchase or sell commodities or commodity contracts, including futures contracts.

14. The Yacktman Fund will not purchase or sell any interest in any oil, gas or other mineral exploration or development program, including any oil, gas or mineral leases.

The Yacktman Fund has adopted other investment restrictions which are not a matter of fundamental policy and which may be changed by the Company’s Board of Directors without stockholder approval. This additional restrictions are as follows:

1. The Yacktman Fund will not acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Company or an officer, director or other affiliated person of the investment adviser to The Yacktman Fund or The Yacktman Focused Fund, without authorization of the Board of Directors of the Company.

2. The Yacktman Fund will not pledge, mortgage, hypothecate or otherwise encumber any of its assets, except as provided pursuant to its investment restrictions and to the extent permitted by the Act.

3. It is the position of the Securities and Exchange Commission (and an operating although not a fundamental policy of The Yacktman Fund) that The Yacktman Fund may not make certain illiquid investments if thereafter more than 15% of the value of its net assets would be so invested.

The aforementioned percentage restrictions on investment or utilization of assets refer to the percentage at the time an investment is made other than with respect to borrowings and the investment restriction related to illiquid securities.  If these restrictions are adhered to at the time an investment is made, and such percentage subsequently changes as a result of changing market values or some similar event, no violation of The Yacktman Fund’s fundamental restrictions will be deemed to have occurred.  Any changes in The Yacktman Fund’s investment restrictions made by the Board of Directors will be communicated to stockholders prior to their implementation, which communication may be made in an amendment to the Statement of Additional Information incorporated by reference into the Prospectus.

Money Market Instruments

Each Fund may invest in money market instruments such as United States Treasury Bills, certificates of deposit of U.S. banks, commercial paper, and commercial paper master notes, which are demand instruments without a fixed maturity bearing interest at rates that are fixed to known lending rates and automatically adjusted when such lending rates change, rated A-2 or better by Standard & Poor’s Corporation (“Standard & Poor’s”) or Prime-2 by Moody’s Investors Service, Inc. (“Moody’s”).  The Yacktman Focused Fund may also invest in securities issued by other investment companies that invest in high-quality, short-term debt securities (i.e., money market funds).  In addition to the advisory fees and other expenses that The Yacktman Focused Fund bears directly in connection with its own operations, as a stockholder of another investment company, The Yacktman Focused Fund would bear its pro rata portion of the other investment company’s advisory fees and other expenses, and, in turn, The Yacktman Focused Fund’s stockholders would bear such fee and other expenses indirectly.

Each Fund may, in response to adverse market, economic, political or other conditions, take a temporary defensive position.  When a Fund takes a temporary defensive position, it will invest some or all of its assets in money market instruments.

Repurchase agreements are agreements under which the seller of a security agrees at the time of sale to repurchase the security at an agreed time and price.  None of the Funds will enter into repurchase agreements with entities other than banks or invest over 15% of their net assets in repurchase agreements with maturities of more than seven days.  If a seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the Fund will look to the collateral security underlying the seller’s repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller’s obligation to the Fund.  In such event, the Fund might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines.  In addition, if bankruptcy proceedings are instituted against a seller of a repurchase agreement, realization upon the collateral may be delayed or limited.

Fixed Income and Convertible Securities

Both Funds may invest in U.S. government securities and publicly distributed corporate bonds and debentures to generate current income and possible capital gains at those times when Yacktman Asset Management Co. (the “Adviser”) believes such securities offer opportunities for long-term growth of capital, such as during periods of declining interest rates when the market value of such securities generally rises.  Fixed income securities purchased by the Funds may include, among others:  bonds, notes and debentures issued by corporations and debt securities issued or guaranteed by the U.S. government.  The Funds may invest in fixed income securities of any length maturity.  The value of fixed income securities will tend to decrease when interest rates rise and increase when interest rates fall.  Fixed income securities with shorter maturities, while generally offering lower yields, generally provide greater price stability than longer-term securities and are less affected by changes in interest rates.

The Funds may also invest in convertible securities (debt securities or preferred stocks of corporations which are convertible into or exchangeable for common stocks).  The Adviser will select only those convertible securities for which it believes (a) the underlying common stock is a suitable investment for the Fund in question and (b) a greater potential for total return exists by purchasing the convertible security because of its higher yield and/or favorable market valuation.

The Funds have no restrictions regarding the rating or credit quality of the fixed income or convertible securities they may purchase and hold in their portfolios.  Corporate obligations rated less than investment grade (hereinafter referred to as “low-rated securities”) are commonly referred to as “junk bonds”, and while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy.  They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.  Each of the Funds may invest up to an aggregate of 20% of its net assets in convertible debt securities and low-rated securities (in any proportion provided that the total invested in both does not exceed the 20% threshold).  The special risk considerations in connection with investments in low-rated securities are discussed below:

Effect of Interest Rates and Economic Changes.  Interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise.  The market values of low-rated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates.  Low-rated securities also tend to be more sensitive to economic conditions than higher-rated securities.  As a result, they generally involve more credit risks than securities in the higher-rated categories.  During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of low-rated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations.  The issuer’s ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing.  The risk of loss due to default by an issuer of low-rated securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors.  Further, if the issuer of a low-rated security defaulted, the applicable Fund might incur additional expenses in seeking recovery.  Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of low-rated securities and thus in the applicable Fund’s net asset value.

As previously stated, the value of a low-rated security generally will decrease in a rising interest rate market, and accordingly, so normally will the applicable Fund’s net asset value.  If such Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits.  Due to the limited liquidity of low-rated securities (discussed below), the Fund may be forced to liquidate these securities at a substantial discount.  Any such liquidation would reduce the Fund’s asset base over which expenses could be allocated and could result in a reduced rate of return for the Fund.

Payment Expectations.  Low-rated securities typically contain redemption, call or prepayment provisions which permit the issuer of securities containing such provisions to, at their discretion, redeem the securities.  During periods of falling interest rates, issuers of low-rated securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate.  To the extent an issuer is able to refinance the securities or otherwise redeem them, the applicable Fund may have to replace the securities with a lower yielding security which would result in lower returns for the Fund.

Credit Ratings.  Credit ratings issued by credit rating agencies evaluate the safety of principal and interest payments of rated securities.  They do not, however, evaluate the market value risk of low-rated securities and therefore may not fully reflect the true risks of an investment.  In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security.  Consequently, credit ratings are used only as a preliminary indicator of investment quality.

Liquidity and Valuation.  A Fund may have difficulty disposing of certain low-rated securities because there may be a thin trading market for such securities.  Because not all dealers maintain markets in all low-rated securities, there is no established retail secondary market for many of these securities.  The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors.  To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher rated securities.  The lack of a liquid secondary market may have an adverse impact on the market price of the security, and accordingly, the net asset value of a particular Fund and its ability to dispose of particular securities when necessary to meet its liquidity needs, or in response to a specific economic event, or an event such as a deterioration in the creditworthiness of the issuer.  The lack of a liquid secondary market for certain securities may also make it more difficult for the Funds to obtain accurate market quotations for purposes of valuing their respective portfolios.  Market quotations are generally available on many low-rated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.  During periods of thin trading, the spread between bid and asked prices is likely to increase significantly.  In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield securities, especially in a thinly-traded market.

Foreign Securities

The Funds may also invest in foreign equity securities and debt securities.  Each Fund may invest up to 20% of its assets in foreign securities.  This 20% limit does not apply to investments in U.S. dollar-denominated securities of foreign issuers in the form of American Depositary Receipts (“ADRs”) that are regularly traded on recognized U.S. exchanges or in the U.S. over-the-counter market.

Each Fund may invest in foreign securities traded on a national securities exchange or listed on an automated quotation system sponsored by a national securities association.  Such investments may involve risks which are in addition to the usual risks inherent in domestic investments.  The value of a Fund’s foreign investments may be significantly affected by changes in currency exchange rates and such Fund may incur costs in converting securities denominated in foreign currencies to U.S. dollars.

In many countries, there is less publicly available information about issuers than is available in the reports and ratings published about companies in the United States.

Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards.  Dividends and interest on foreign securities may be subject to foreign withholding taxes, which would reduce a Fund’s income without providing a tax credit for such Fund’s shareholders.  Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth or gross national product, inflation rate, capital reinvestment, resource self-sufficiency and balance of payment positions.

Each Fund may hold securities of U.S. and foreign issuers in the form of ADRs.  These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged.  ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  Generally, ADRs in registered form are designed for use in U.S. securities markets.

ADRs are U.S. dollar-denominated receipts generally issued by a domestic bank evidencing its ownership of a security of a foreign issuer.  ADRs generally are publicly traded in the United States.  ADRs are subject to many of the same risks as direct investments in foreign securities, although ownership of ADRs may reduce or eliminate certain risks associated with holding assets in foreign countries, such as the risk of expropriation.  ADRs may be issued as sponsored or unsponsored programs.  In sponsored programs, the issuer makes arrangements to have its securities traded as depositary receipts.  In unsponsored programs, the issuer may not be directly involved in the program.  Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, the import of such information may not be reflected in the market value of such securities.

Options on Securities

The Yacktman Fund may not purchase or write (sell) put or call options, but The Yacktman Focused Fund may purchase and write put and call options on stocks.  The Yacktman Focused Fund may purchase put options on specific stocks to hedge against losses caused by declines in the prices of stocks in its portfolio, and may purchase call options on specific stocks to realize gains if the prices of the stocks increase.  The Yacktman Focused Fund may write (sell) put options on specific stocks to generate income.  The Yacktman Focused Fund will only write put options if it is willing to purchase the stock at the exercise price.  The Yacktman Focused Fund may write call options on specific stocks to generate income and to hedge against losses caused by declines in the prices of stocks in its portfolio.

When writing a put option and receiving a premium payment, The Yacktman Focused Fund may become obligated during the term of the option to purchase the security underlying the option at a specific price (exercise price).  This event is unlikely to occur unless the market price of such security is less than the exercise price.  To cover its obligation, The Yacktman Focused Fund will maintain with its custodian cash or liquid securities equal in value to the exercise price.  When purchasing a put option, The Yacktman Focused Fund has the right, in return for a premium paid, during the term of the option, to sell the security underlying the option at the exercise price.  If a put option which The Yacktman Focused Fund has purchased is not exercised, the option will become worthless on the expiration date, and The Yacktman Focused Fund will realize a loss in the amount of the premium paid, plus commission costs.  The stocks underlying put options purchased by The Yacktman Focused Fund need not be stocks in The Yacktman Focused Fund’s portfolio if the Adviser believes that the put options purchased can provide an effective hedge for stocks held by The Yacktman Focused Fund.  However in such situations, there may be an imperfect correlation between movements in the prices of the stocks underlying the put options and movements in the prices of the stocks held by The Yacktman Focused Fund.  It is possible that The Yacktman Focused Fund could suffer losses on both the put options it purchases and on the stocks held in its portfolio.

When writing a call option and receiving a premium payment, The Yacktman Focused Fund may become obligated during the term of the option to sell the security underlying the option at a specific price (exercise price).  This event is unlikely to occur unless the market price of such security is greater than the exercise price.  If the call is exercised, The Yacktman Focused Fund forgoes any gain from an increase in the market price over the exercise price.  Writing calls is a profitable strategy if prices remain the same or fall.  Through receipt of the option premium, The Yacktman Focused Fund mitigates the effects of a price decline.  To cover its obligation The Yacktman Focused Fund will maintain with its custodian the security subject to the call option.  When purchasing a call option, The Yacktman Focused Fund has the right, in return for a premium paid, during the term of the option to purchase the security underlying the option at the exercise price.  If a call option which The Yacktman Focused Fund has purchased is not exercised, the option will become worthless on the expiration date.

No assurances can be given that a market will exist at all times for all outstanding options purchased or sold by The Yacktman Focused Fund.  If no such market exists, The Yacktman Focused Fund would be unable to realize its profits or limit its losses until it could exercise the options it holds and it would remain obligated until the options it wrote were exercised or had expired.

When The Yacktman Focused Fund wishes to terminate The Yacktman Focused Fund’s obligation with respect to a put or call option it has written, The Yacktman Focused Fund may effect a “closing purchase transaction.”  The Yacktman Focused Fund accomplishes this by buying a put or call option, as applicable, of the same series as the put or call option previously written by The Yacktman Focused Fund.  The effect of the purchase is that the writer’s position will be canceled.  However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option.  When The Yacktman Focused Fund is the holder of a put or call option, it may liquidate its position by effecting a “closing sale transaction.”  The Yacktman Focused Fund accomplishes this by selling a put or call option, as applicable, of the same series as the put option previously purchased by The Yacktman Focused Fund.  There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

The Yacktman Focused Fund will realize a gain (or a loss) on a closing purchase transaction with respect to an option previously written by it if the premium, plus commission costs, paid by The Yacktman Focused Fund to purchase the option is less (or greater) than the premium, less commission costs, received by The Yacktman Focused Fund on the sale of the option.  The Yacktman Focused Fund will realize a gain (or a loss) on a closing sale transaction with respect to an option previously purchased by it if the premium, less commission costs, received by The Yacktman Focused Fund on the sale of the option is greater (or less) than the premium, plus commission costs, paid by The Yacktman Focused Fund to purchase the option.

Exchanges generally have established limitations governing the maximum number of call or put options on the same index which may be bought or written (sold) by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers).  Under these limitations, options positions of certain other accounts advised by the same investment adviser are combined for purposes of these limits.  Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions.  These position limits may restrict the number of listed options which The Yacktman Focused Fund may buy or sell; however, the Adviser intends to comply with all limitations.

Illiquid Securities, Private Placements and Restricted Securities

Each Fund may invest up to 15% of its net assets in securities for which there is no readily available market (“illiquid securities”).  The 15% limitation includes securities whose disposition would be subject to legal restrictions (“restricted securities”).  Illiquid and restricted securities often have a market value lower than the market price of unrestricted securities of the same issuer and are not readily marketable without some time delay.  This could result in a Fund being unable to realize a favorable price upon disposition of such securities and in some cases might make disposition of such securities at the time desired by the Fund impossible.

Illiquid securities include securities of private issuers, securities traded in unregulated or shallow markets, and securities that are purchased in private placements and are subject to legal or contractual restrictions on resale.  Because relatively few purchasers of these securities may exist, especially in the event of adverse market or economic conditions or adverse changes in the issuer’s financial condition, a Fund could have difficulty selling them when the Adviser believes it advisable to do so or may be able to sell them only at prices that are lower than if they were more widely held.  Disposing of illiquid securities may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible.

While private placements may offer attractive opportunities not otherwise available in the open market, the securities purchased are usually restricted securities or are “not readily marketable.”  Restricted securities cannot be sold without being registered under the Securities Act, unless they are sold pursuant to an exemption from registration (such as Rules 144 or 144A).  Securities that are not readily marketable are subject to other legal or contractual restrictions on resale.  A Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delay in effecting registration.  A Fund selling its securities in a registered offering may be deemed to be an “underwriter” for purposes of Section 11 of the Securities Act.  In such event, the Fund may be liable to purchasers of the securities under Section 11 if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading, although the Fund may have a due diligence defense.

At times, the inability to sell illiquid securities can make it more difficult to determine their fair value for purposes of computing a Fund’s net asset value.  The judgment of the Adviser normally plays a greater role in valuing these securities than in valuing publicly traded securities.

Portfolio Turnover

The Funds do not trade actively for short-term profits.  However, if the objectives of the Funds would be better served, short-term profits or losses may be realized from time to time.  The annual portfolio turnover rate indicates changes in a Fund’s portfolio and is calculated by dividing the lesser of purchases or sales of portfolio securities (excluding securities having maturities at acquisition of one year or less) for the fiscal year by the monthly average of the value of the portfolio securities (excluding securities having maturities at acquisition of one year or less) owned by the Fund during the fiscal year.  The annual portfolio turnover rate may vary widely from year to year depending upon market conditions and prospects.  Increased portfolio turnover necessarily results in correspondingly higher transaction costs (such as brokerage commissions or mark-ups or mark-downs) which the Fund must pay and increased realized gains (or losses) to investors.  Distributions to stockholders of realized gains, to the extent that they consist of net short-term capital gains, will be considered ordinary income for federal income tax purposes.

Lending Securities

For income purposes, a Fund may lend its portfolio securities.  The Funds’ investment restrictions provide that no such loan may be made if thereafter more than 30% of the value of a Fund’s total assets would be subject to such loans.  Income may be earned on collateral received to secure the loans.  Cash collateral would be invested in money market instruments.  U.S. government securities collateral would yield interest or earn discount.  Part of this income might be shared with the borrower.  Alternatively, a Fund could allow the borrower to receive the income from the collateral and charge the borrower a fee.  In either event, the Fund would receive the amount of dividends or interest paid on the loaned securities.

Usually these loans would be made to brokers, dealers or financial institutions.  Loans would be fully secured by collateral deposited with the Funds’ custodian in the form of cash and/or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.  This collateral must be increased within one business day in the event that its value shall become less than the market value of the loaned securities.  Because there may be delays in recovery or even loss of rights in the collateral should the borrower fail financially, the loans will be made only to firms deemed by the Adviser to be of good standing.  Loans will not be made unless, in the judgment of the Adviser, the consideration which can be earned from such loans justifies the risk.

The borrower, upon notice, must deliver the loaned securities within three business days.  In the event that voting rights with respect to the loaned securities pass to the borrower and a material proposal affecting the securities arises, the loan may be called or the Fund will otherwise secure or be granted a valid proxy in time for it to vote on the proposal.  In making such loans, a Fund may utilize the services of a loan broker and pay a fee for these services.  A Fund may incur additional custodian fees for services in connection with the lending of securities.

Borrowing

The Yacktman Focused Fund may borrow money for investment purposes.  Borrowing for investment purposes is known as leveraging.  Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity.  Since substantially all of The Yacktman Focused Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of The Yacktman Focused Fund when it leverages its investments will increase more when The Yacktman Focused Fund’s assets increase in value and decrease more when the portfolio assets decrease in value than would otherwise be the case.  Interest costs on borrowings may partially offset or exceed the returns on the borrowed funds.  Under adverse conditions, The Yacktman Focused Fund might have to sell portfolio securities to meet interest or principal payments at a time investment considerations would not favor such sales.  As required by the Act, The Yacktman Focused Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amount borrowed.  If, at any time, the value of The Yacktman Focused Fund’s assets should fail to meet this 300% coverage test, The Yacktman Focused Fund within three business days will reduce the amount of The Yacktman Focused Fund’s borrowings to the extent necessary to meet this 300% coverage.  Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

DETERMINATION OF NET ASSET VALUE

The net asset value of the Funds will normally be determined as of the close of regular trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for trading.  The New York Stock Exchange is open for trading Monday through Friday except New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  Additionally, if any of the aforementioned holidays falls on a Saturday, the New York Stock Exchange will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the New York Stock Exchange will not be open on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.  Each Fund’s net asset value is equal to the quotient obtained by dividing the value of its net assets (its assets less its liabilities) by the number of shares outstanding.

Securities Traded on an Exchange.  Securities that are traded on a recognized stock exchange (other than on The NASDAQ Stock Market, Inc.) are valued at the last sale price on the securities exchange on which such securities are primarily traded or at last sale price on the national securities market.  Securities that are traded on The NASDAQ Stock Market, Inc. (collectively, “Nasdaq-traded securities”) are valued at the Nasdaq Official Closing Price (“NOCP”).  Exchange-traded securities for which there were no transactions and Nasdaq-traded securities for which there is no NOCP are valued at the current bid prices.

Securities Traded Over-the-Counter.  Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices.  Options written or purchased are valued at the last sales price on the valuation date if the last sales price is between the closing bid and asked prices.  Otherwise, options are valued at the mean of the closing bid and asked prices.

Debt Securities.  Debt securities and other fixed income securities (other than short-term securities described below) held by the Funds are valued by an independent pricing service that uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Short-Term Securities.  Short-term securities, including bonds, notes, debentures and other debt securities, and money market instruments (such as certificates of deposit, commercial paper, bankers’ acceptances and obligations of domestic and foreign banks) with remaining maturities of 61 days or more, are valued at current market quotations as provided by an independent pricing service on the day of valuation.  Such securities maturing in 60 days or less are generally valued at amortized cost on the day of valuation.

Pricing Services.  Notwithstanding anything stated above, in determining the value of any security, the Funds may use a valuation provided by Interactive Data Corporation, or another pricing service commonly used in the industry.  The pricing service may base such valuations upon dealer quotes, by analyzing the listed market, by utilizing matrix pricing, by analyzing market correlations and pricing and/or employing sensitivity analysis.  If on any day the Funds do not receive a valuation from the valuation services for a portfolio security that is being valued using a pricing service, such security shall be valued at the mean of the most recent bid and asked quotations received by the Adviser from one or two market makers.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Directors.  Types of securities that the Funds may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including “restricted” securities and private placements for which there is no public market; (b) securities of an issuer that has entered into a restructuring; and (c) securities whose trading has been halted or suspended.  Further, if events occur that materially affect the value of a security between the time trading ends on that particular security and the close of the normal trading session of the New York Stock Exchange, the Funds may value the security at its fair value.  Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.  There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset value per share.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds maintain written policies and procedures regarding the disclosure of their portfolio holdings to ensure that disclosure of information about portfolio securities is in the best interests of the Funds’ stockholders.  The Funds will not receive any compensation for providing this information.  The Funds’ Chief Compliance Officer will report annually to the Board of Directors with respect to compliance with the Funds’ portfolio holdings disclosure procedures.

The officers of the Funds receive reports on a regular basis as to any purchases and redemptions of shares of the Funds and review these reports to determine if there is any unusual trading in shares of the Funds.  The officers of the Funds will report to the Board of Directors any such unusual trading in shares of the Funds.

There may be instances where the interests of the Funds’ shareholders respecting the disclosure of information about portfolio securities may conflict with the interests of the Adviser or an affiliated person of the Funds.  In such situations, the Board of Directors will be afforded the opportunity to determine whether or not to allow such disclosure.

Fund Service Providers

The Funds have entered into arrangements with certain third party service providers for services that require these groups to have access to the Funds’ portfolio holdings.  As a result, such third party service providers may receive portfolio holdings information prior to and more frequently than the public disclosure of such information.  In each case, the Board of Directors has determined that such advance disclosure is supported by a legitimate business purpose and that the recipient by reason of the federal securities laws (1) is prohibited as an “insider” from trading on the information and (2) has a duty of confidence to the Funds because the recipient has a history and practice of sharing confidences such that the recipient of the information knows or reasonably should know that the Funds expect that the recipient will maintain its confidentiality.  Due to the non-contractual nature of this duty of confidentiality, there is some uncertainty that the Funds will be able to enforce this duty.  The third party service providers to whom the Funds provide non-public portfolio holdings information are the Adviser and the Funds’ administrator, independent registered public accountants and custodian.  The Funds may also provide non-public portfolio holdings information to Funds’ financial printer in connection with the preparation, distribution and filing of the Funds’ financial reports and public filings.

Rating and Ranking Organizations

The Funds’ Board of Directors has determined that the Funds may provide their portfolio holdings to the rating and ranking organizations listed below on either a monthly or quarterly basis (as determined by the officers in their discretion).

Morningstar, Inc.
Lipper, Inc.
Standard & Poor’s Ratings Group
Bloomberg L.P.

The determination was made that these organizations provide investors with a valuable service and, therefore, it is in the best interests of the stockholders of the Funds to provide them with non-public portfolio holdings information.  Since this information is not provided on the condition that it be kept confidential or that these organizations not trade on the information, such disclosure could provide these organizations with the ability to make advantageous decisions to place orders for shares of the Funds or to trade against the Funds to the detriment of other stockholders of the Funds.  However, the Funds will not provide this information until such information is at least 15 calendar days old, after which time the disclosure of such non-public portfolio holdings should not be problematic.  Also, as noted above, the officers of the Funds receive and review reports on a regular basis as to any purchases and redemptions of shares of the Funds to determine if there is any unusual trading in shares of the Funds.  The Funds will not pay these organizations.

Website Disclosure

The Funds publish their portfolio holdings on either a monthly or a quarterly basis (as determined by the officers in their discretion) on their website (www.yacktman.com).  This information is updated at least 15 calendar days following the end of the applicable period.  It is available to anyone that visits the website.

DIRECTORS AND OFFICERS OF THE COMPANY

Board Leadership Structure

The Board of Directors has general oversight responsibility with respect to the operation of the Company and the Funds.  The Board has engaged the Adviser to manage the Funds and is responsible for overseeing the Adviser and other service providers to the Company and the Funds in accordance with the provisions of the Act and other applicable laws.  The Board has established an audit committee to assist the Board in performing its oversight responsibilities.

The Company does not have a Chairman of the Board.  As President of the Company, Mr. Donald Yacktman is the presiding officer at all meetings of the Board of Directors.  The Company does not have a lead independent director.  The Company has determined that its leadership structure is appropriate because it has been in place for over ten years and during that time both Funds have delivered above market returns for their investors.

Board Oversight of Risk

Through its direct oversight role, and indirectly through the audit committee, and Fund officers and service providers, the Board of Directors performs a risk oversight function for the Funds.  To effectively perform its risk oversight function, the Board, among other things, performs the following activities: receives and reviews reports related to the performance and operations of the Funds; reviews and approves, as applicable, the compliance policies and procedures of the Company; approves the Funds’ principal investment policies; adopts policies and procedures designed to deter market timing; meets with representatives of various service providers, including the Adviser and the independent registered public accounting firm of the Funds, to review and discuss the activities of the Funds and to provide direction with respect thereto; and appoints a chief compliance officer of the Funds who oversees the implementation and testing of the Funds’ compliance program and reports to the Board regarding compliance matters for the Funds and their service providers.

The Company has an audit committee consisting solely of the three independent directors.  The audit committee plays a significant role in the risk oversight of the Funds as it meets annually with the auditors of the Funds and quarterly with the Funds’ chief compliance officer.

Management Information

As a Maryland corporation, the business and affairs of the Company are managed by its officers under the direction of its Board of Directors.  (The Yacktman Fund and The Yacktman Focused Fund are the only mutual funds in a “fund complex”, as such term is defined in the Act.)  The name, age (as of March 31, 2012 ), address, principal occupations during the past five years, and other information with respect to each of the directors and officers of the Company are as follows:

Name, Address, and Age	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Director	Other Directorships (During Past 5 Years) Held by Director

“Disinterested Persons” of the Funds

Bruce B. Bingham Age: 63 Address: c/o Yacktman Asset Management Co. 6300 Bridgepoint Parkway Building One, Suite 320 Austin, Texas 78730	Director	Indefinite, until successor elected 13 years	Mr. Bingham has been a partner in Hamilton Partners, a real estate development firm, for more than five years.	2	None
Albert J. Malwitz Age: 75 Address: c/o Yacktman Asset Management Co. 6300 Bridgepoint Parkway Building One, Suite 320 Austin, Texas 78730	Director	Indefinite, until successor elected 13 years	Mr. Malwitz has been owner and chief executive officer of Arlington Fastener Co., a manufacturer and distributor of industrial fasteners, for more than five years.	2	None
George J. Stevenson, III Age: 72 Address: c/o Yacktman Asset Management Co. 6300 Bridgepoint Parkway Building One, Suite 320 Austin, Texas 78730	Director	Indefinite, until successor elected 13 years	Mr. Stevenson has been President of Stevenson & Company, a registered business broker, and President of Healthmate Products Co., a fruit juice concentrate manufacturing company, for more than five years.	2	None

Name, Address, and Age	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Director	Other Directorships (During Past 5 Years) Held by Director

“Interested Persons” (as defined in the Act) of the Funds:

Donald A. Yacktman Age: 70 Address: c/o Yacktman Asset Management Co. 6300 Bridgepoint Parkway Building One, Suite 320 Austin, Texas 78730	Director President Treasurer	Director: Indefinite, until successor elected 20 years Officer: One year term 20 years	Mr. Yacktman has been the President of the Adviser since April, 1992. Mr. Yacktman is an Interested Person of the Funds because of his affiliation with the Adviser.	2	None
Stephen Yacktman Age: 42 Address: c/o Yacktman Asset Management Co. 6300 Bridgepoint Parkway Building One, Suite 320 Austin, Texas 78730	Vice President Secretary	One year term 9 years	Mr. Yacktman has been Vice President of the Adviser for more than five years. Mr. Yacktman is an Interested Person of the Funds because of his affiliation with the Adviser.	N/A	None
Kent A. Arnett Age: 71 Address: c/o Yacktman Asset Management Co. 6300 Bridgepoint Parkway Building One, Suite 320 Austin, Texas 78730	Vice President Chief Compliance Officer	One year term 7 years	Mr. Arnett has been Vice President and Chief Compliance Officer of the Adviser for more than five years.	N/A	None

Name, Address, and Age	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Director	Other Directorships (During Past 5 Years) Held by Director

Jason Subotky Age: 41 Address: c/o Yacktman Asset Management Co. 6300 Bridgepoint Parkway Building One, Suite 320 Austin, Texas 78730	Vice President	One year term 4 years	Mr. Subotky has been Vice President and Portfolio Manager for Yacktman Asset Management for more than five years.	N/A	None

Qualification of Directors

Donald Yacktman has been a director and portfolio manager of the Funds since their inception.  His experience and skills as a portfolio manager, as well as his familiarity with the investment strategies utilized by the Adviser and with the Funds’ portfolios, led to the conclusion that he should serve as a director.  Each of Bruce Bingham, Albert Malwitz and George Stevenson, III became directors in 1998.  They are all experienced businessmen and are familiar with financial statements.  Each takes a conservative and thoughtful approach to addressing issues facing the Funds.  This combination of skills and attributes led to the conclusion that each of Messrs. Bingham, Malwitz and Stevenson should serve as a director.

Committees

The Company has an Audit Committee whose members are Messrs. Bingham, Malwitz and Stevenson.  The primary functions of the Audit Committee are to recommend to the Board of Directors the independent registered public accountants to be retained to perform the annual audit, to review the results of the audit, to review the Funds’ internal controls and to review certain other matters relating to the Funds’ independent registered public accountants and financial records.  The Audit Committee met twice in fiscal 2011 .

The Company also has a Compliance Committee whose members are Messrs. Bingham, Malwitz and Stevenson.  The Compliance Committee was established for the purpose of overseeing the compliance processes of the Funds.  The Compliance Committee met four times in fiscal 2011 .

The Company’s Board of Directors has no other committees.

Compensation

The Funds’ standard method of compensating directors is to pay each disinterested director an annual fee of $30,000 for services rendered, including attending meetings of the Board of Directors.  The Funds also may reimburse their directors for travel expenses incurred in order to attend meetings of the Board of Directors.  For the fiscal year ended December 31, 2011 the disinterested directors received aggregate fees of $90,000 .  The table below sets forth the compensation paid by the Funds to each of the current directors of the Company during the fiscal year ended December 31, 2011 .

COMPENSATION TABLE

Name of Person	Aggregate Compensation from Company	Pension or Retirement Benefits Accrued As Part of Funds Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Company Paid to Directors

Disinterested Persons of the Funds

Bruce B. Bingham	$30,000	$0	$0	$30,000

Albert J. Malwitz	$30,000	$0	$0	$30,000

George J. Stevenson,	$30,000	$0	$0	$30,000
III

Interested Persons of the Funds

Donald A. Yacktman	$0	$0	$0	$0

Code of Ethics

The Company and the Adviser have adopted a code of ethics pursuant to Rule 17j-1 under the Act.  This code of ethics permits personnel subject thereto to invest in securities, including securities that may be purchased or held by the Funds.  This code of ethics generally prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by a Fund or is being purchased or sold by a Fund until the Funds have completed their purchases or sales.

Proxy Voting Policy

General Voting Policy.  Each Fund has delegated proxy voting decisions on securities held in the Fund’s portfolio to the Adviser.  The Adviser has adopted a Proxy Voting Policy (the “Proxy Voting Policy”) that sets forth its proxy voting policy and related procedures and guidelines.  When the Adviser votes proxies for the Funds, the Adviser makes voting decisions consistent with the “economic best interests” of the Funds and reviews each proxy on a case by case basis, with the final decision based on the merits.  Consistent with its duty of care the Adviser monitors proxy proposals just as it monitors other corporate events affecting the companies in which the Funds invest.

Conflict of Interest.  There may be instances where the interests of the Adviser may conflict or appear to conflict with the interests of a Fund.  In such situations the Adviser will, consistent with its duty of care and duty of loyalty, vote the securities in accordance with the Proxy Voting Policy, but only after disclosing any such conflict to the Company’s Board of Directors prior to voting and affording such Fund the opportunity to direct the Adviser in the voting of such securities.

Proxy Voting Records.  Information on how the Funds voted proxies relating to their portfolio securities during the most recent twelve-month period ended June 30 is available by calling 800-356-6356 or on the website of the Securities and Exchange Commission at http://www.sec.gov.

Proxy Guidelines.  Set forth below are guidelines that the Adviser uses for voting on specific issues:

1.	Routine Matters – The Adviser will tend to vote with management on most routine matters, although it reserves the right to vote otherwise. A partial list includes:

a.      Board of Directors;

1.	Election of Directors;
2.	Independence of Directors;
3.	Separate offices of Chairperson and Chief Executive Officer;
4.	Limiting personal liability; and
5.	Board’s composition and size.

b.	Scheduling of annual meetings;
c.	Appointment of auditors;
d.	Increase in authorized common stock;
e.	Reincorporation;
f.	Employee stock purchase plans;
g.	Charitable, political, or educational contributions; and
h.	Business operations in foreign countries.

2.
Social, Environmental or Political Proposals – The economic interest of the client is the foremost consideration in the evaluation of these proposals.  The Adviser will tend to vote with management on most of the following issues:

a.	High-Performance workplace practices;
b.	Restrictive energy or environmental proposals;
c.	Restrictions on military contracting;
d.	Limitations on the marketing of controversial products; and
e.	Limiting or restricting business in countries as a protest against political and moral practices in those countries.

3.
Stockholder Sovereignty – The Adviser will tend to vote against any proposal that limits stockholder influence on management or adversely affects the potential value to be received by stockholders.  Issues in this category would include:

a.	Confidential proxy voting practices;
b.	Elimination of cumulative voting;
c.	Greenmail;
d.	“Poison Pills” or “Golden Parachutes”;
e.
Executive compensation plans that exceed the requirement necessary to attract and retain qualified and skilled managers, that are excessively generous, that lack clear and challenging performance goals or that adversely affect employee productivity and morale;

f.	The issuance of securities contingent on a corporate reorganization that offers special voting rights, is dilutive, or in general is not designed to enhance stockholder value; and
g.	Stock option plans.

Share Ownership

As of March 31, 2012 , all officers and directors of the Company as a group (7 persons) beneficially owned 250,921 shares of The Yacktman Fund, or 0.06 % of the then outstanding shares, and beneficially owned 665,187 shares of The Yacktman Focused Fund, or 0.22 % of the then outstanding shares.

As of March 31, 2012 , the following shareholders owned more than 5% of the outstanding voting securities of:

The Yacktman Focused Fund

Name and Address of Owner	Number of Shares Owned	Percentage Ownership

National Financial Services Corp. * Church Street Station 200 Liberty Street New York, New York 10281-1003	92,418,418	31.2%
Charles Schwab & Co. * 101 Montgomery Street San Francisco, California 94104-4151	79,449,884	26.8%
Merrill Lynch Pierce Fenner & Smith * 4800 Deer Lake Drive E Jacksonville, Florida 32246-6484	21,988,802	7.4%

*	All of the shares owned by National Financial Services Corp., Charles Schwab & Co. and Merrill Lynch Pierce Fenner & Smith were owned of record only.

The Yacktman Fund

Name and Address of Owner	Number of Shares Owned	Percentage Ownership

National Financial Services Corp. * One World Financial Center, 5th Floor 200 Liberty Street New York, New York 10281-1003	132,778,527	33.1%
Charles Schwab & Co. * 101 Montgomery Street San Francisco, California 94104-4151	81,841,436	20.4%
Merrill Lynch Pierce Fenner & Smith * 4800 Deer Lake Drive E Jacksonville, Florida 32246-6484	25,861,219	6.5%
First Clearing LLC * 2801 Market St. St. Louis, Missouri 63103-2523	25,170,433	6.3%

*	All of the shares owned by National Financial Services Corp., Charles Schwab & Co., Merrill Lynch Pierce Fenner & Smith and First Clearing LLC were owned of record only.

The following table sets forth the dollar range of equity securities beneficially owned by each current director in The Yacktman Fund and in The Yacktman Focused Fund, as of December 31, 2011 , which is also the valuation date:

Name of Director	Dollar Range of Equity Securities in The Yacktman Focused Fund	Dollar Range of Equity Securities in The Yacktman Fund	Dollar Range of Equity Securities in All Funds*

Disinterested Persons

Bruce B. Bingham	None	Over $100,000	Over $100,000

Albert J. Malwitz	Over $100,000	Over $100,000	Over $100,000

George J. Stevenson, III	Over $100,000	$10,001-$50,000	Over $100,000

Interested Persons

Donald A. Yacktman	Over $100,000	None	Over $100,000

*	The Funds form a “Family of Investment Companies” as defined in the Act and are the only funds in the Family of Investment Companies.

INVESTMENT ADVISER, ADMINISTRATOR AND FUND ACCOUNTANT

Investment Adviser

The investment adviser to the Funds is Yacktman Asset Management Co., 6300 Bridgepoint Parkway, Building One, Suite 320, Austin, Texas  78730.  Pursuant to the investment advisory agreements entered into between the Company, on behalf of each of the Funds, and the Adviser (each an “Advisory Agreement”, and, collectively, the “Advisory Agreements”), the Adviser furnishes continuous investment advisory services to each of the Funds.  The Adviser is controlled by Donald A. Yacktman, its President, and the owner of 100% of the voting stock of the Adviser.

The benefits derived by the Adviser from soft dollar arrangements are described under the caption “Allocation of Portfolio Brokerage.”  None of the directors who are Disinterested Persons, or any members of their immediate family, own shares of the Adviser or companies, other than registered investment companies, controlled by or under common control with the Adviser.

The Adviser supervises and manages the investment portfolios of the Funds and, subject to such policies as the Board of Directors of the Company may determine, directs the purchase or sale of investment securities in the day-to-day management of the Funds’ investment portfolios.  Under the Advisory Agreements, the Adviser, at its own expense and without reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment and executive personnel for managing the investments of the Funds and pays the salaries and fees of all officers (other than a portion of the Chief Compliance Officer’s salary) and directors of the Funds (except the fees paid to directors who are not interested persons of the Adviser).  For the foregoing, the Adviser receives a monthly fee from a monthly fee from The Yacktman Focused Fund based on The Yacktman Focused Fund’s average daily net assets at the annual rate of 1% on average daily net assets, and from The Yacktman Fund based on The Yacktman Fund’s average daily net assets at the annual rate of .65 of 1% on the first $500,000,000 of average daily net assets, .60 of 1% on the next $500,000,000 of average daily net assets and .55 of 1% on average daily net assets in excess of $1,000,000,000.

The Funds pay all of their own expenses, including, without limitation, the cost of preparing and printing the registration statement required under the Securities Act and any amendments thereto, the expense of registering shares with the Securities and Exchange Commission and in the various states, the printing and distribution costs of prospectuses mailed to existing investors, reports to investors, reports to government authorities and proxy statements, fees paid to directors who are not Interested Persons of the Adviser, interest charges, taxes, legal expenses, association membership dues, auditing services, insurance premiums, brokerage commissions and expenses in connection with portfolio transactions, fees and expenses of the custodian of the Funds’ assets, printing and mailing expenses and charges and expenses of dividend disbursing agents, accounting services agents, registrars and stock transfer agents.

The Adviser has undertaken to reimburse each Fund to the extent that the aggregate annual operating expenses, including the investment advisory fee and the administration fee but excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items, exceed that percentage of the average net assets of such Fund for such year, as determined by valuations made as of the close of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which the shares of such Fund are qualified for sale.  As of the date of this Statement of Additional Information, no such state law provision was applicable to the Funds.  Additionally, on a voluntary basis, the Adviser has contractually agreed to reimburse The Yacktman Focused Fund to the extent aggregate annual operating expenses as described above exceed specified percentages of such Fund’s daily net assets as set forth in the Prospectus.  For the fiscal year ended December 31, 2011 such specified percentage was 1.25%.  The Funds monitor their expense ratios on a monthly basis.  If the accrued amount of the expenses of either Fund exceeds the applicable expense limitation, the Fund creates an account receivable from the Adviser for the amount of such excess.  In such a situation the monthly payment of the Adviser’s fee will be reduced by the amount of such excess (and if the amount of such excess in any month is greater than the monthly payment of the Adviser’s fee, the Adviser will pay each Fund the amount of such difference), subject to adjustment month by month during the balance of each Fund’s fiscal year if accrued expenses thereafter fall below this limit.

For services provided by the Adviser under the applicable Advisory Agreement for the fiscal years ended December 31, 2011, 2010 and 2009 , The Yacktman Focused Fund paid the Adviser $ 30,961,107, $12,235,984 and $2,589,932 , respectively, and the Adviser reimbursed The Yacktman Focused Fund $0, $234,094 and $ 77,878 , respectively, for excess expenses.  For services provided by the Adviser under the applicable Advisory Agreement for the fiscal years ended December 31, 2011, 2010 and 2009 , The Yacktman Fund paid the Adviser $ 28,633,960, $13,618,666 and $4,212,748 , respectively.  The Adviser was not required to reimburse The Yacktman Fund for excess expenses during such years.

Each Advisory Agreement will remain in effect as long as its continuance is specifically approved at least annually (i) by the Board of Directors of the Company or by the vote of a majority (as defined in the Act) of the outstanding shares of the applicable Fund, and (ii) by the vote of a majority of the directors of the Company who are not parties to the Advisory Agreement or interested persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval.  Each Advisory Agreement provides that it may be terminated at any time without the payment of any penalty, by the Board of Directors of the Company or by vote of the majority of the applicable Fund’s stockholders on sixty (60) days’ written notice to the Adviser, and by the Adviser on the same notice to the applicable Fund, and that it shall be automatically terminated if it is assigned.

Administrator

U.S. Bancorp Funds Services, LLC (the “Administrator” or “USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin  53202, an affiliate of U.S. Bank, N.A., serves as administrator and fund accountant to the Funds, subject to the overall supervision of the Company’s Board of Directors.  Pursuant to a Fund Administration Servicing Agreement (the “Administration Agreement”), the Administrator provides certain administrative services to the Funds.  These services include, but are not limited to, the following: acting as a liaison among the Funds’ service providers; coordinating the Company’s Board of Directors communications; maintaining and managing a regulatory compliance calendar; preparing and filing appropriate state securities law filings; maintaining state registrations; preparing and filing annual and semiannual reports on Forms N-CSR, N-PX, N-Q and N-SAR; preparing financial reports for officers, shareholders, tax authorities and independent registered public accountants; monitoring expense accruals; and preparing monthly financial statements.

For the foregoing, the Administrator receives from the Funds a fee, paid monthly at an annual rate of 0.03% of the first $300,000,000 of the Funds’ average net assets, 0.025% of the next $200,000,000 of the Funds’ average net assets, and 0.02% of the Funds average net assets in excess of $500,000,000.  Notwithstanding the foregoing, the minimum annual fee payable to the Administrator is $75,000.

The Administration Agreement will remain in effect as long as its continuance is approved at least annually by the Board of Directors of the Company and the Administrator.  The Administration Agreement may be terminated on not less than 90 days’ notice, without the payment of any penalty, by the Board of Directors of the Company or by the Administrator.  For the fiscal years ended December 31, 2011, 2010 and 2009 , The Yacktman Focused Fund paid USBFS $ 685,455, $279,910 and $ 47,275 , respectively, pursuant to the administration agreement with USBFS.  For the fiscal years ended December 31, 2011, 2010 and 2009, The Yacktman Fund paid USBFS $1,140,505, $535,580 and $137,360 , respectively, pursuant to the administration agreement with USBFS.

The Advisory Agreements and the Administration Agreement provide that the Adviser and the Administrator, as the case may be, shall not be liable to the Funds or its stockholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.  The Advisory Agreements and the Administration Agreement also provide that the Adviser and the Administrator, as the case may be, and their officers, directors and employees may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

Fund Accountant

The Funds have entered into a Fund Accounting Servicing Agreement with U.S. Bancorp Fund Services, LLC pursuant to which U.S. Bancorp Fund Services, LLC has agreed to maintain the financial accounts and records of each Fund and provide other accounting services to the Funds.  For its accounting services, U.S. Bancorp Fund Services, LLC is entitled to receive fees, payable monthly from the Funds at an annual rate of 0.02% of the first $300,000,000 of the Funds’ average net assets, 0.015% of the next $200,000,000 of the Funds’ average net assets, and 0.01% of the Funds’ average net assets in excess of $500,000,000.  Notwithstanding the foregoing, the minimum annual fee payable to the Accountant is $55,000.  U.S. Bancorp Fund Services, LLC is also entitled to certain out of pocket expenses, including pricing expenses.  For the fiscal years ended December 31, 2011, 2010 and 2009 , the Funds paid USBFS $ 946,525, $423,720 and $ 136,865 , respectively, pursuant to the Fund Accounting Servicing Agreement.

PORTFOLIO MANAGERS

The sole investment adviser to the Funds is Yacktman Asset Management Co.  The portfolio managers to the Funds may have responsibility for the day-to-day management of accounts other than the Funds.  Information regarding these other accounts is set forth below.  The number of accounts and assets is shown as of December 31, 2011 .

	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for Which Advisory Fee is Performance- Based
Name of Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Donald A. Yacktman	1 $359,504,974(1)	5 $1,034,244,758(1)	37 $1,524,282,267(1)	-- $--	-- $--	-- $--

Stephen Yacktman	1 $359,504,974(1)	5 $1,034,244,758(1)	37 $1,524,282,267(1)	-- $--	-- $--	-- $--

Jason Subotky	1 $359,504,974(1)	5 $1,034,244,758(1)	37 $1,524,282,267(1)	-- $--	-- $--	-- $--

(1)	The Adviser takes a team approach in managing these accounts, with more than one of the Adviser’s portfolio managers managing the accounts.

(2)	Three of the “Other Accounts” are wrap fee programs which include approximately 1,190 underlying clients with total assets of approximately $ 1,268 million.

The portfolio managers of the Adviser are often responsible for managing other accounts.  The Adviser typically assigns accounts with similar investment strategies to the portfolio managers to mitigate the potentially conflicting investment strategies of accounts.  Other than potential conflicts between investment strategies, the side-by-side management of both the Funds and other accounts may raise potential conflicts of interest due to the interest held by the Adviser or one of its affiliates in an account and certain trading practices used by the portfolio managers (for example, cross trades between a Fund and another account and allocation of aggregated trades).  The Adviser has developed policies and procedures reasonably designed to mitigate those conflicts.  In particular, the Adviser has adopted policies limiting the ability of portfolio managers to cross securities between Funds and policies designed to ensure the fair allocation of securities purchased on an aggregated basis.

The portfolio managers are compensated in various forms.  The following table outlines the forms of compensation paid to each portfolio manager as of December 31, 2011 .

Name of Portfolio Managers	Form of Compensation	Source of Compensation	Method Used to Determine Compensation (Including Any Differences in Method Between Account Types)

Donald A. Yacktman	Salary/Distribution	Yacktman Asset Management Co.
Donald Yacktman receives an annual base
salary from the Adviser.  He also has an
ownership interest in the Adviser.  As a
result, Mr. Yacktman will receive
distributions from the Adviser, which may
come from profits generated by the
Adviser.

Stephen Yacktman	Salary/Distribution	Yacktman Asset Management Co.
Stephen Yacktman receives an annual base
salary from the Adviser.  He also has an
ownership interest in the Adviser.  As a r
esult, Mr. Yacktman will receive
distributions from the Adviser, which may
come from profits generated by the
Adviser.

Jason Subotky	Salary/Distribution	Yacktman Asset Management Co.
Jason Subotky receives an annual base
salary from the Adviser.  He also has an
ownership interest in the Adviser.  As a r
esult, Mr. Subotky will receive
distributions from the Adviser, which may
come from profits generated by the
Adviser.

As of December 31, 2011 , the dollar range of shares of the Yacktman Focused Fund beneficially owned by Donald A. Yacktman is over $1,000,000.  As of December 31, 2011 , the dollar range of shares of the Yacktman Focused Fund beneficially owned by Stephen Yacktman is over $1,000,000.  As of December 31, 2011 , the dollar range of shares of the Yacktman Focused Fund beneficially owned by Jason Subotky is over $1,000,000.  As of December 31, 2011 , Donald A. Yacktman did not beneficially own any shares of the Yacktman Fund.  As of December 31, 2011 , Stephen Yacktman did not beneficially own any shares of the Yacktman Fund.  As of December 31, 2011 , Jason Subotky did not beneficially own any shares of the Yacktman Fund.

EXCHANGE PRIVILEGE

Investors may exchange shares of either Fund for shares of the other Fund at their net asset value.  Investors who are interested in exercising the exchange privilege should first contact the Funds to obtain instructions and any necessary forms.  There is a five dollar ($5) fee for each telephone exchange, and no fee for a written exchange.

The exchange privilege will not be available if (i) the proceeds from a redemption of shares are paid directly to the investor or at his or her discretion to any persons other than the Funds or (ii) the proceeds from redemption of the shares of the applicable Fund are not immediately reinvested in shares of the other Fund through a subsequent exercise of the exchange privilege.  There is currently no limitation on the number of exchanges an investor may make.  The exchange privilege may be terminated by the Funds upon at least 60 days prior notice to investors.

For federal income tax purposes, a redemption of shares of a Fund pursuant to the exchange privilege will result in a capital gain if the proceeds received exceed the investor’s tax-cost basis of the shares redeemed.  Such a redemption may also be taxed under state and local tax laws, which may differ from the Internal Revenue Code of 1986.

REDEMPTIONS

Frequent purchases and redemptions of any of the Funds’ shares by a shareholder may harm other shareholders of that Fund by interfering with the efficient management of that Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares.  Because there may be less liquidity in the stocks of small capitalization companies in which the Funds may invest, the Funds may be subject to greater risk of market timing activities than if the Funds invested only in large capitalization companies.

The Board of Directors has adopted the market timing policies and procedures below to discourage frequent purchases and redemptions of each Fund’s shares.

•
Each Fund reserves the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that a Fund believes might engage in frequent purchases and redemptions of that Fund’s shares based on any unusual trading activity by such investor and/or such investor’s trading history.

•
Each Fund imposes a 2% redemption fee on redemptions that occur less than thirty calendar days after purchase.  Any proceeds of the fee will be credited to the assets of the appropriate Fund.   The Funds have granted authority to the Adviser to waive the redemption fee at its sole discretion where the Adviser believes such waiver is in the best interests of the Funds.  While the Adviser has been granted sole discretion by the Funds to waive the redemption fee, the Adviser will consult with the Funds’ Chief Compliance Officer prior to the Adviser authorizing any such waivers

The redemption fee will not apply to (1) shares purchased through reinvested distributions (dividends and capital gains), (2) shares held in retirement plans (other than IRAs), or (3) shares redeemed through any systematic withdrawal plans, but otherwise applies to all investors in the Funds, including those that invest through omnibus accounts at intermediaries such as broker-dealers.  The Funds also impose a 2% exchange fee on the value of shares exchanged less than thirty calendar days after purchase.

If inappropriate trading is detected in an omnibus account registered in the name of a nominee, financial intermediary or plan sponsor, a Fund may request that the nominee, financial intermediary or plan sponsor take action to prevent the particular investor or investors from engaging in frequent or short-term trading.  If inappropriate trading recurs, a Fund may refuse all future purchases from the plan, including those of plan participants not involved in the inappropriate activity.

In calculating whether a sale of Fund shares (including an exchange) is subject to a redemption fee, a shareholder’s holdings will be viewed on a “first in/first out” basis.  This means that, in determining whether any fee is due, the shareholder will be deemed to have sold the shares he or she acquired earliest.  The fee will be calculated based on the current price of the shares as of the trade date of the sale or exchange.

The Funds reserve the right to suspend redemptions during any period when the New York Stock Exchange is closed because of financial conditions or any other extraordinary reason and to postpone redemptions for any period during which (a) trading on the New York Stock Exchange is restricted pursuant to rules and regulations of the Securities and Exchange Commission, (b) the Securities and Exchange Commission has by order permitted such suspension or (c) an emergency, as defined by rules and regulations of the Securities and Exchange Commission, exists as a result of which it is not reasonably practicable for a Fund to dispose of its securities or fairly to determine the value of its net assets.

Each of the Funds has reserved the right to pay the redemption price of its shares in assets other than cash.  In accordance with Rule 18f-1 under the Act, the Company has filed Form N-18F-1 with the Securities and Exchange Commission pursuant to which each Fund has committed to pay in cash all requests for redemption by any stockholder of record, limited in amount with respect to each stockholder during any ninety-day period to the lesser of (i) $250,000, or (ii) 1% of the net asset value of the Fund at the beginning of the ninety-day period.

It is important that the Funds maintain a correct address for each investor.  An incorrect address may cause an investor’s account statements and other mailings to be returned to the Funds.  Upon receiving returned mail, the Funds will attempt to locate the investor or rightful owner of the account.  If the Funds are unable to locate the investor, then they will determine whether the investor’s account has legally been abandoned.  The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  The investor’s last known address of record determines which state has jurisdiction.

SYSTEMATIC WITHDRAWAL PLAN

An investor who owns shares of a Fund worth at least $10,000 at the current net asset value may, by completing an application which may be obtained from the Funds or U.S. Bancorp Fund Services, LLC, create a Systematic Withdrawal Plan from which a fixed sum will be paid to the investor at regular intervals through redemption of shares of such Fund.  To establish the Systematic Withdrawal Plan, the investor deposits shares of the Funds with the Company and appoints it as agent to effect redemptions of Fund shares held in the account for the purpose of making monthly or quarterly withdrawal payments of a fixed amount to the investor out of the account.  Fund shares deposited by the investor in the account need not be endorsed or accompanied by a stock power if registered in the same name as the account; otherwise, a properly executed endorsement or stock power, obtained from any bank, broker-dealer or the Funds is required.  The investor’s signature should be guaranteed by a bank, a member firm of a national stock exchange or other eligible guarantor.

The minimum amount of a withdrawal payment is $100.  These payments will be made from the proceeds of periodic redemptions of shares in the account at net asset value.  Redemptions can be made monthly, quarterly or annually on any day the investor chooses or, if that day is a weekend day or a holiday, on the following business day.  The Funds recommend that investors participating in the Systematic Withdrawal Plan elect to reinvest all income dividends and capital gains distributions payable on the shares held in their accounts in additional shares of the Funds, at net asset value.  Investors may deposit additional shares in their accounts at any time.

Withdrawal payments cannot be considered as yield or income on the investor’s investment, since portions of each payment will normally consist of a return of capital.  Depending on the size or the frequency of the disbursements requested, and the fluctuation in the value of the applicable Fund’s portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the investor’s account.

The investor may vary the amount or frequency of withdrawal payments, temporarily discontinue them, or change the designated payee or payee’s address, by notifying U.S. Bancorp Fund Services, LLC in writing five business days prior to the next transaction.  The Funds may terminate the Systematic Withdrawal Plan at any time.

AUTOMATIC INVESTMENT PLAN, TELEPHONE

PURCHASES AND RETIREMENT PLANS

Automatic Investment Plan

The Funds offer an Automatic Investment Plan whereby an investor may automatically make purchases of shares of the Funds on a regular, convenient basis ($100 minimum per transaction).  A $500 minimum initial investment must be met before the Automatic Investment Plan may be established.  Under the Automatic Investment Plan, an investor’s designated bank or other financial institution debits a preauthorized amount on the investor’s account each month (up to four times per month as long as there are seven days between each debit) and applies the amount to the purchase of shares of the Funds.  The Automatic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House (“ACH”).  No service fee is currently charged by the Funds for participating in the Automatic Investment Plan.  A $25 fee will be imposed by U.S. Bancorp Fund Services, LLC for any Automatic Investment Plan purchase that cannot be completed.  Applications to establish the Automatic Investment Plan are available from the Funds.  Investors who wish to make a change in investments made through an automatic investment plan may do so by calling U.S. Bancorp Fund Services, LLC five business days prior to the next transaction, at 1-800-457-6033.

Telephone Purchases

An investor may make additions to the investor’s account by telephone ($100 minimum) using the investor’s bank account to clear the purchase via electronic funds transfer (“EFT”).  Only bank accounts held at domestic financial institutions that are ACH members can be used for telephone transactions.  Telephone transactions may not be used for initial purchases of shares of the Funds.  Fund shares will be purchased at the net asset value determined as of the close of trading on the date that an investor places an order, if the call is received prior to the close of trading on that day.  Most transfers are completed within one business day.  No fee is currently charged for this service.  To establish the telephone purchase option, please complete the appropriate section of the purchase application.  Inquiries concerning this option may be directed to U.S. Bancorp Fund Services, LLC at 1-800-457-6033.

Retirement Plans

The Funds offer the following retirement plans and savings account that may be funded with purchases of shares of the Funds and may allow investors to shelter some of their income from taxes:

Individual Retirement Account (“IRA”)

Individual stockholders may establish their own tax-sheltered Individual Retirement Accounts (“IRA”).  The minimum initial investment for an IRA is $500.  The Funds currently offer a prototype IRA plan and a prototype Roth IRA plan.  There is currently no charge for establishing an account, although there is an annual maintenance fee.  (See the applicable IRA Custodial Agreement and Disclosure Statement for a discussion of the annual maintenance fee, other fees associated with the account, eligibility requirements and related tax consequences.)

Simplified Employee Pension Plan (“SEP-IRA”)

The Funds also offer a Simplified Employee Pension (“SEP”) plan for employers, including self-employed individuals, who wish to purchase shares of the Funds with tax-deductible contributions.  Under the SEP plan, employer contributions are made directly to the IRA accounts of eligible participants.

Savings Incentive Match Plan for Employees of Small Employers (“SIMPLE”)

The Funds also offer a SIMPLE plan for employers, including self-employed individuals, with 100 or fewer employees who wish to purchase shares of the Funds with tax-deductible contributions.  A SIMPLE plan allows employees to elect to reduce their compensation and have such amounts contributed to the plan.  Under the SIMPLE plan, employer and employee contributions are made directly to the SIMPLE IRA accounts of eligible participants.

Defined Contribution Retirement Plan (Keogh or Corporate Profit-sharing and Money-Purchase Plans)

A prototype defined contribution retirement plan is available for employers, including self-employed individuals, who wish to purchase shares of the Funds with tax-deductible contributions.

Cash or Deferred 401(k) Plan

A prototype cash or deferred 401(k) arrangement is also available as part of the Defined Contribution Retirement Plan for employers who wish to allow employees to elect to reduce their compensation and have such amounts contributed to the plan.

Coverdell Education Savings Account

The Funds also offer a Coverdell Education Savings Account (an “Education IRA”).  While contributions to the Education IRA are not tax deductible when made, if amounts contributed and earnings thereon are used for certain educational purposes, neither the contributor nor the beneficiary of the Education IRA are taxed upon distribution.  The minimum initial investment for an Education IRA is $500.

A description of applicable service fees and certain limitations on contributions and withdrawals, as well as application forms, are available from the Funds upon request.  The IRA documents contain a disclosure statement which the Internal Revenue Service requires to be furnished to individuals who are considering adopting the IRA.  Because a retirement program involves commitments covering future years, it is important that the investment objectives of the Funds be consistent with the participant’s retirement objectives.  Premature withdrawals from a retirement plan will result in adverse tax consequences.  Consultation with a competent financial and tax adviser regarding the foregoing retirement plans is recommended.

CUSTODIAN

U.S. Bank, N.A., 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, acts as custodian for the Funds.  As such, U.S. Bank, N.A. holds all securities and cash of the Funds, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Company.  U.S. Bank, N.A. does not exercise any supervisory function over the management of the Funds, the purchase and sale of securities or the payment of distributions to stockholders.  U.S. Bancorp Fund Services, LLC, an affiliate of U.S. Bank, N.A., acts as each Fund’s transfer agent and dividend disbursing agent.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd., 800 Westpoint Parkway, Suite 1100, Westlake, Ohio 44145 currently serves as the independent registered public accounting firm for the Funds.  As such Cohen Fund Audit Services, Ltd. performs an audit of each Fund’s financial statements and considers each Fund’s internal control structure.

ALLOCATION OF PORTFOLIO BROKERAGE

The Funds’ securities trading and brokerage policies and procedures are reviewed by and subject to the supervision of the Board of Directors of the Company.  Decisions to buy and sell securities for each Fund are made by the Adviser subject to review by the Company’s Board of Directors.  In placing purchase and sale orders for portfolio securities for the Funds, the Adviser seeks the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described below.

In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations.  Specifically, when the Adviser allocates trades to brokers, the Adviser reviews and considers the following criteria:

•	The Adviser’s past experience with the broker or the proven ability of the broker to perform the trades.

•	The difficulty of executing the trade in question (whether due to liquidity, volatility, speed of the broker or communication feedback).

•	The ability of the broker to allocate “block trades” for multiple accounts at average pricing.

•	Whether the broker makes available soft dollar or other research incentives.

•	The ability of the broker to handle/provide size execution.

•	The ability of the broker to report trades via the Depository Trust Company.

•	The ability of the broker to service special needs (for example, certification/transfers/handle restrictions, etc.)

•	The price of the broker’s commissions alone.

In effecting trades that require execution through multiple brokers, the Adviser times the entry of the trades in a manner that is designed to provide no advantage to any individual account or group of accounts over time.  In making this determination, the Adviser reviews and considers the factors below.  After considering the factors below, the priority for order entry is set on a random or rotational basis.

•	The liquidity of the issue in question and the broker’s speed of response and ability to execute without negatively effecting price.

•	The availability or need of cash in a given account or group of accounts.

•	The relative size or position of the issue in question relative to other accounts or groups of accounts.

•	The size of orders to be executed through the same broker.

As noted above, in allocating brokerage business for clients, the Adviser also takes into consideration the research, analytical, statistical and other information and services provided by the broker (known as soft dollar benefits).  While the Adviser believe these services have substantial value, they are considered supplemental to the Adviser’s own efforts in the performance of its duties for its clients.  Research services obtained on behalf of one client may indirectly benefit the Adviser’s other clients.  Specifically, the Adviser may cause the Funds and other clients to pay commissions higher than those charged by other brokers for soft dollar benefits (known as paying-up), if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the executing broker viewed in terms of either the particular transaction or the Adviser’s overall responsibilities with respect to its clients.

These research services are of the type described in Section 28(e) of the Securities Exchange Act of 1934 and are designed to augment the Adviser’s own internal research and investment strategy capabilities.  With respect to selecting brokers who provide research services, the Adviser selects brokers who can provide it with:

•	Useful reports on individual companies and industries of particular interest to the Adviser;

•	Current and historical statistical information, general economic data, and information on pertinent federal and state legislative developments and changes in accounting practices;

•	Direct access by telephone or meeting with leading research analysts throughout the financial community, corporate management personnel, industry experts, leading economists and government officials;

•	Comparative performance evaluation and technical measurement services;

•	Economic advice; and

•	Securities quotations.

When the Adviser uses client brokerage commissions to obtain research or other products or services, the Adviser receives a benefit because it does not have to produce or pay for the research, products or services.  So, the Adviser may have an incentive to select or recommend a broker based on its interest in receiving the research or other products or services, rather than on the Funds’ interest in receiving most favorable execution.

(a)  The Adviser seeks to allocate soft dollar benefits to the Funds and its other client accounts proportionately to the soft dollar credits the accounts generate, to the extent that account size has some correlation to the amount of credits generated and will have correlation to the amount of benefit received.  During the last fiscal year the procedure used to direct client transactions to specific brokers in return for soft dollar benefits was simple.  The Adviser made a determination as to whether there was a need for additional soft dollar benefits.  If there was such a need, then all trades for the selected broker were designated as soft dollar trades until the determination for the need of additional soft dollar benefits was terminated.  During that period client trades executed at the selected broker, including the Funds,  paid soft dollar commissions.

For the fiscal years ended December 31, 2011, 2010 and 2009 , The Yacktman Focused Fund paid brokerage commissions of $ 2,2132,624, $1,415,915 and $ 683,020 , respectively, on total transactions of $ 2,049,489,153, $1,134,015,106 and $413,656,252 , respectively.  During the fiscal year ended December 31, 2011, The Yacktman Focused Fund paid brokerage commissions of $ 1,893,374 on transactions of $ 1,675,324,140 to brokers who provided research services to the Adviser.  For the fiscal years ended December 31, 2011, 2010 and 2009 , The Yacktman Fund paid brokerage commissions of $ 3,158,133, $2,277,360 and $1,276,200 , respectively, on total transactions of $ 2,600,191,076, $1,884,941,513 and $794,287,036 , respectively.  During the fiscal year ended December 31, 2011 , The Yacktman Fund paid brokerage commissions of $ 2,659,103 on transactions of $ 2,081,714,905 to brokers who provided research services to the Adviser.

TAXES

Each Fund annually will endeavor to qualify for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”).  Each Fund has so qualified in each of its fiscal years.  If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes.  As such the Fund failing to qualify would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations.  Stockholders of a Fund that did not qualify as a regulated investment company under Subchapter M would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities.  Distributions to stockholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

Each Fund intends to distribute all of its net investment income and net capital gain each fiscal year.  Dividends from net investment income (including short-term capital gain) are taxable to investors as ordinary income (although a portion of such dividends may be taxable to investors at the lower rate applicable to dividend income), whereas distributions of net realized long-term capital gains are taxable as long-term capital gains regardless of the stockholder’s holding period for the shares.  Such dividends and distributions are taxable to stockholders, whether received in cash or in additional shares of the respective Fund.  A portion of the Funds’ income distributions may be eligible for the 70% dividends-received deduction for domestic corporate stockholders.

From time to time the Funds may elect to treat a portion of earnings and profits included in stockholder redemptions as part of the Funds’ dividends paid deduction.

Any dividend or capital gain distribution paid shortly after a purchase of shares of a Fund will have the effect of reducing the per share net asset value of such shares by the amount of the dividend or distribution.  Furthermore, if the net asset value of the shares of a Fund immediately after a dividend or distribution is less than the cost of such shares to the investor, the dividend or distribution will be taxable to the investor even though it results in a return of capital to the investor.

Redemption of shares will generally result in a capital gain or loss for income tax purposes.  The tax treatment of such capital gain or loss will depend upon the stockholder’s holding period.  However, if a loss is realized on shares held for six months or less, and the stockholder received a capital gain distribution during that period, then such loss is treated as a long-term capital loss to the extent of the capital gain distribution received.

Beginning with the 2012 calendar year, in addition to reporting gross proceeds from redemptions, exchanges or other sales of mutual fund shares, federal law requires mutual funds, such as the Funds, to report to the IRS and shareholders the “cost basis” of shares acquired by shareholders on or after January 1, 2012 (“covered shares”) that are redeemed, exchanged or otherwise sold on or after such date. These requirements generally do not apply to investments through a tax−deferred arrangement or to certain types of entities (such as C corporations). S corporations, however, are not exempt from these new rules.

Please note that if a shareholder is a C corporation, unless the shareholder has previously notified the Funds in writing that it is a C corporation, the shareholder must complete a new Form W−9 exemption certificate informing the Funds of such C corporation status or the Funds will be obligated to presume that the shareholder is an S corporation and to report the cost basis of covered shares that are redeemed, exchanged or otherwise sold after January 1, 2012 to the IRS and to the shareholder pursuant to these rules. Also, if a shareholder holds Fund shares through a broker (or another nominee), the shareholder should contact that broker (nominee) with respect to the reporting of cost basis and available elections for the shareholder’s account.

If a shareholder holds Fund shares directly, the shareholder may request that the shareholder’s cost basis be calculated and reported using any one of a number of IRS−approved alternative methods. A shareholder should contact the Funds to make, revoke or change the shareholder’s election. If a shareholder does not affirmatively elect a cost basis method, the Funds will use the average cost basis method as its default method for determining the shareholder’s cost basis.

Shareholders should note that they will continue to be responsible for calculating and reporting the cost basis, as well as any corresponding gains or losses, of Fund shares that were purchased prior to January 1, 2012 that are subsequently redeemed, exchanged or sold. Shareholders are encouraged to consult with their tax advisors regarding the application of the new cost basis reporting rules to them and, in particular, which cost basis calculation method they should elect. In addition, because the Funds are not required to, and in many cases does not possess the information to, take into account all possible basis, holding period or other adjustments into account in reporting cost basis information to shareholders, shareholders also should carefully review the cost basis information provided to them by the Funds and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax return.

Investors may also be subject to state and local taxes.

Each Fund will be required to withhold federal income tax at a current rate of 28% (“backup withholding”) from dividend payments and redemption and exchange proceeds if an investor fails to furnish such Fund with his or her correct social security number or other tax identification number

This section is not intended to be a complete discussion of present or proposed federal income tax laws and the effect of such laws on an investor.  Investors are urged to consult with their respective tax advisers for a complete review of the tax ramifications of an investment in a Fund.

STOCKHOLDER MEETINGS

The Maryland General Corporation Law permits registered investment companies, such as the Funds, to operate without an annual meeting of stockholders under specified circumstances if an annual meeting is not required by the Act.  The Company has adopted the appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by stockholders under the Act.

The Company’s Bylaws also contain procedures for the removal of directors by its stockholders.  At any meeting of stockholders, duly called and at which a quorum is present, the stockholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.

Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Company shall promptly call a special meeting of stockholders for the purpose of voting upon the question of removal of any director.  Whenever ten or more stockholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least one percent (1%) of the total outstanding shares, whichever is less, shall apply to the Company’s Secretary in writing, stating that they wish to communicate with other stockholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either:  (1) afford to such applicants access to a list of the names and addresses of all stockholders as recorded on the books of the Funds; or (2) inform such applicants as to the approximate number of stockholders of record and the approximate cost of mailing to them the proposed communication and form of request.

If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all stockholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the Securities and Exchange Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board of Directors to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

After opportunity for hearing upon the objections specified in the written statement so filed, the Securities and Exchange Commission may, and if demanded by the Board of Directors or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them.  If the Securities and Exchange Commission shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the Securities and Exchange Commission shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all stockholders with reasonable promptness after the entry of such order and the renewal of such tender.

CAPITAL STRUCTURE

The Company’s authorized capital consists of 2,000,000,000 shares of Common Stock, $0.0001 par value.  The Common Stock is divisible into an unlimited number of “series,” each of which is a separate fund.  Stockholders are entitled:  (i) to one vote per full share of Common Stock; (ii) to such distributions as may be declared by the Company’s Board of Directors out of funds legally available; and (iii) upon liquidation, to participate ratably in the assets available for distribution.  There are no conversion or sinking fund provisions applicable to the shares, and the holders have no preemptive rights and may not cumulate their votes in the election of directors.  Consequently the holders of more than 50% of the shares of Common Stock voting for the election of directors can elect the entire Board of Directors and, in such event, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the Board of Directors.

Shares of Common Stock are redeemable and are transferable.  All shares issued and sold by the Funds will be fully paid and nonassessable.  Fractional shares of Common Stock entitle the holder to the same rights as whole shares of Common Stock.

Pursuant to the Company’s Articles of Incorporation, the Board of Directors may classify or reclassify any unissued shares of the Funds and may designate or redesignate the name of any outstanding class of shares of the Funds.  As a general matter, shares are voted in the aggregate and not by class, except where class voting is required by Maryland law or the Act (e.g., a change in investment policy or approval of an investment advisory agreement).  All consideration received from the sale of shares of any class of the Funds’ shares, together with all income, earnings, profits and proceeds thereof, belong to that class and are charged with the liabilities in respect of that class and of that class’ share of the general liabilities of the Funds in the proportion that the total net assets of the class bear to the total net assets of all classes of the Funds’ shares.  The net asset value of a share of any class is based on the assets belonging to that class less the liabilities charged to that class, and dividends may be paid on shares of any class of Common Stock only out of lawfully available assets belonging to that class.  In the event of liquidation or dissolution of the Funds, the holders of each class would be entitled, out of the assets of the Funds available for distribution, to the assets belonging to that class.

DESCRIPTION OF SECURITIES RATINGS

Up to 10% of the net assets of each of The Yacktman Focused Fund and The Yacktman Fund may be invested in convertible debt securities and low-rated securities.  Otherwise, the Funds have no restrictions regarding the rating or credit quality of the fixed income or convertible securities that they may purchase and hold in their portfolios.  The Funds may invest in commercial paper and commercial paper master notes rated A-2 or better by Standard & Poor’s or P-2 by Moody’s.  A brief description of the ratings symbols and their meanings follows.

Standard & Poor’s Debt Ratings.  A Standard & Poor’s corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation.  This assessment may take into consideration obligors such as guarantors, insurers or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources it considers reliable.  Standard & Poor’s does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information.  The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.	Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.	Nature of and provisions of the obligation;

III.	Protection afforded by, and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights;

Investment Grade

AAA - Debt rated ‘AAA’ has the highest rating assigned by Standard & Poor’s.  Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated ‘AA’ has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A - Debt rated ‘A’ has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated ‘BBB’ is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade

Debt rated ‘BB’, ‘B’, ‘CCC’, ‘CC’ and ‘C’ is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal.  ‘BB’ indicates the least degree of speculation and ‘C’ the highest.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated ‘BB’ has less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.  The ‘BB’ rating category is also used for debt subordinated to senior debt that is assigned an actual or implied ‘BBB-‘ rating.

B - Debt rated ‘B’ has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.  Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.  The ‘B’ rating category is also used for debt subordinated to senior debt that is assigned an actual or implied ‘BB’ or ‘BB-‘ rating.

CCC - Debt rated ‘CCC’ has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.  The ‘CCC’ rating category is also used for debt subordinated to senior debt that is assigned an actual or implied ‘B’ or ‘B-‘ rating.

CC - Debt rated ‘CC’ typically is applied to debt subordinated to senior debt that is assigned an actual or implied ‘CCC’ rating.

C - Debt rated ‘C’ typically is applied to debt subordinated to senior debt which is assigned an actual or implied ‘CCC-‘ debt rating.  The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating ‘CI’ is reserved for income bonds on which no interest is being paid.

D - Debt rated ‘D’ is in payment default.  The ‘D’ rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such period.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody’s Bond Ratings.

Investment Grade

Aaa - Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Speculative Grade

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers 1, 2 and 3 in each of the foregoing generic rating classifications.  The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

Standard & Poor’s Commercial Paper Ratings.  A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.  Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest.  The three highest categories are as follows:

A-1.  This highest category indicates that the degree of safety regarding timely payment is strong.  Those issuers determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2.  Capacity for timely payment on issues with this designation is satisfactory.  However the relative degree of safety is not as high as for issuers designated “A-1”.

A-3.  Issues carrying this designation have adequate capacity for timely payment.  They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying a higher designation.

Moody’s Commercial Paper Ratings.  Among the factors considered by Moody’s in assigning ratings are the following:  (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer’s industry or industries which may be inherent in certain areas; (3) evaluation of the issuer’s products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.  Relative differences in these factors determine whether the issuer’s commercial paper is rated P-1, P-2 or P-3.

PART C

OTHER INFORMATION

Item 28.	Exhibits

Exhibit No.	Description
(a)(1)	Registrant’s Articles of Incorporation, as amended. (2)
(a)(2)	Registrant’s Articles Supplementary.
(b)	Registrant’s Bylaws. (3)
(c)	(See Articles of Incorporation, as amended and supplemented , and Bylaws).
(d)(1)	Investment Advisory Agreement with Yacktman Asset Management Co., on behalf of The Yacktman Fund. (2)
(d)(2)	Investment Advisory Agreement with Yacktman Asset Management Co., on behalf of The Yacktman Focused Fund. (1)
(e)	None.
(f)	None.
(g)	Custodian Agreement with First Wisconsin Trust Company (predecessor to U.S. Bank, N.A.). (1)
(h)(1)	Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC. (5)
(h)(2)	Transfer Agent Agreement with First Wisconsin Trust Company (predecessor to U.S. Bancorp Fund Services, LLC). (2)
(h)(3)	Fund Accounting Servicing Agreement with U.S. Bancorp Fund Services, LLC. (5)
(i)	Opinion of Foley & Lardner LLP, counsel for Registrant.
(j)	Consent of Cohen Fund Audit Services, Ltd.
(k)	None.
(l)	Subscription Agreement. (2)
(m)	None.
(n)	None.
(p)	Code of Ethics of Registrant and Yacktman Asset Management Co. (4)
__________________________

(1) Previously filed as an exhibit to Post-Effective Amendment No. 6 to the Registration Statement and incorporated by reference thereto.  Post-Effective Amendment No. 6 was filed on February 13, 1997 and its accession number is 0000897069-97-000076.

(2) Previously filed as an exhibit to Post-Effective Amendment No. 8 to the Registration Statement and incorporated by reference thereto.  Post-Effective Amendment No. 8 was filed on October 30, 1997 and its accession number is 0000897069-97-000425.

(3) Previously filed as an exhibit to Post-Effective Amendment No. 10 to the Registration Statement and incorporated by reference thereto.  Post-Effective Amendment No. 10 was filed on February 16, 1999 and its accession number is 0000897069-99-000106.

(4) Previously filed as an exhibit to Post-Effective Amendment No. 16 to the Registration Statement and incorporated by reference thereto.  Post-Effective Amendment No. 16 was filed on March 1, 2005 and its accession number is 0000897069-05-000563.

(5) Previously filed as an exhibit to Post-Effective Amendment No. 19 to the Registration Statement and incorporated by reference thereto.  Post-Effective Amendment No. 19 was filed on April 30, 2007 and its accession number is 0000897069-07-001054.

Item 29.	Persons Controlled by or under Common Control with Registrant

Registrant is not controlled by any person.  Registrant neither controls any person nor is under common control with any other person.

Item 30.	Indemnification

Pursuant to the authority of the Maryland General Corporation Law, particularly Section 2-418 thereof, Registrant’s Board of Directors has adopted the bylaw set forth below, which is in full force and effect and has not been modified or canceled.  The general effect of the indemnification available to an officer or director may be to reduce the circumstances under which the officer or director is required to bear the economic burden of liabilities and expenses related to actions taken by the individual in his or her capacity as an officer or director.  Section 7 of Article VII of Registrant’s Bylaws states as follows:

“Article VII

GENERAL PROVISIONS

Section 7.  Indemnification.

The corporation shall indemnify directors, officers, employees and agents of the corporation against judgments, fines, settlements and expenses to the fullest extent authorized, and in the manner permitted by applicable federal and state law.

The corporation shall advance the expenses of its directors, officers, employees and agents who are parties to any Proceeding to the fullest extent authorized, and in the manner permitted, by applicable federal and state law.  For purposes of this paragraph, “Proceeding” means any threatened, pending or contemplated action, suit or proceeding, whether civil, criminal, administrative, or investigative.

This Section 7 of Article VII constitutes vested rights in favor of all directors, officers, employees and agents of the corporation.  Neither the amendment nor repeal of this Article, nor the adoption or amendment of any other provision of the Bylaws or charter of the corporation inconsistent with this Article, shall apply to or affect in any respect the applicability of this Article with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.  For purposes of thisSection 7, the terms “director” and “officer” have the same meaning ascribed to such terms in Section 2-418 of the Maryland General Corporation Law.

Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser

Incorporated by reference to the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933.

Item 32.	Principal Underwriters

Not Applicable.

Item 33.	Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant and Registrant’s Administrator as follows:  the documents required to be maintained by paragraphs (5), (6), (7), (10) and (11) of Rule 31a-1(b) will be maintained by the Registrant; and all other records will be maintained by the Registrant’s Administrator.

Item 34.	Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.	Undertakings

Registrant undertakes to provide its Annual Report to Shareholders upon request without charge to each person to whom a prospectus is delivered.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Austin and State of Texas on the 30 t h day of April, 2012 .

THE YACKTMAN FUNDS, INC.
(Registrant)

By: /s/ Donald A. Yacktman
Donald A. Yacktman,
President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Donald A. Yacktman Donald A. Yacktman	President and Treasurer (Principal Executive, Financial and Accounting Officer) and a Director	April 30, 2012

/s/ Bruce B. Bingham	Director	April 30, 2012
Bruce B. Bingham

/s/ Albert J. Malwitz	Director	April 30, 2012
Albert J. Malwitz

/s/ George J. Stevenson III	Director	April 30, 2012
George J. Stevenson III

Signature Page

EXHIBIT INDEX

Exhibit No.	Exhibit
(a)(1)	Registrant’s Articles of Incorporation, as amended.*
(a)(2)	Registrant’s Articles Supplementary .
(b)	Registrant’s Bylaws.*
(c)	(See Articles of Incorporation, as amended and supplemented , and Bylaws).
(d)(1)	Investment Advisory Agreement with Yacktman Asset Management Co., on behalf of The Yacktman Fund.*
(d)(2)	Investment Advisory Agreement with Yacktman Asset Management Co., on behalf of The Yacktman Focused Fund.*
(e)	None.
(f)	None.
(g)	Custodian Agreement with First Wisconsin Trust Company (predecessor to U.S. Bank, N.A.).*
(h)(1)	Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC.*
(h)(2)	Transfer Agent Agreement with First Wisconsin Trust Company (predecessor to U.S. Bancorp Fund Services, LLC).*
(h)(3)	Fund Accounting Servicing Agreement with U.S. Bancorp Fund Services, LLC.*
(i)	Opinion of Foley & Lardner LLP, counsel for Registrant.
(j)	Consent of Cohen Fund Audit Services, Ltd.
(k)	None.
(l)	Subscription Agreement.*
(m)	None.
(n)	None.
(p)	Code of Ethics of Registrant and Yacktman Asset Management Co.*

* Incorporated by reference.